Lord Abbett

Securities Trust
Growth & Income Series o International Series
World Bond-Debenture Series o Alpha Series

                                                              2000 Annual Report





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                                      Investment protfolios designed to help you
                                      capture capital growth over the long term.

                                     [LOGO]

Report to Shareholders
For the Fiscal Year Ended October 31, 2000



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/s/ Robert S. Dow
Robert S. Dow
Chairman

November 10, 2000



Table of Contents

Market Review                        1
--------------------------------------

Growth & Income Series               2
--------------------------------------
Schedule of Investments              7

International Series                 3
--------------------------------------
Schedule of Investments              9

World Bond-Debenture Series          4
--------------------------------------
Schedule of Investments             11

Alpha Series                         5
--------------------------------------
Schedule of Investments             13

Data on All Series
--------------------------------------
Statements of Assets
   and Liabilities                  14
Statements of Operations            15
Statements of Changes
  in Net Assets                     16
Financial Highlights                18
Notes to Financial Statements       27






Lord Abbett Securities Trust completed its fiscal year on October 31, 2000. The following is an overview of some class-specific data for the period under review.

Growth & Income Series - Fiscal Year Ended 10/31/00

                  Class A    Class B    Class C
---------------------------------------------------------------------------
Net asset value   $11.53     $11.43     $11.38
Dividends            --          --         --
Capital gains     $ 0.562    $ 0.562    $ 0.562
Total return*       11.44%     10.80%     10.74%


International Series - Fiscal Year Ended 10/31/00

                  Class A    Class B    Class C    Class Y     Class P
---------------------------------------------------------------------------
Net asset value   $14.48     $14.31     $14.30     $14.61      $14.51
Dividends         $ 0.064        --         --     $ 0.104     $ 0.054
Capital gains     $ 0.822    $ 0.822    $ 0.822    $ 0.822     $ 0.822
Total return*       10.97%     10.42%     10.35%     11.45%      11.03%


World Bond-Debenture Series - Fiscal Year Ended 10/31/00

                  Class A    Class B    Class C
---------------------------------------------------------------------------
Net asset value   $ 8.47     $ 8.48     $ 8.46
Dividends         $ 0.933    $ 0.868    $ 0.868
Capital gains          --         --         --
Total return*        1.47%      0.86%      0.87%


Alpha Series - Fiscal Year Ended 10/31/00

                  Class A    Class B    Class C
---------------------------------------------------------------------------
Net asset value  $17.46      $17.27     $17.25
Dividends        $ 0.213     $ 0.120    $ 0.120
Capital gains    $ 0.107     $ 0.107    $ 0.107
Total return*      17.10%      16.40%    16.34%

*Total   return  is  the  percent   change  in  value  with  all  dividends  and
distributions reinvested for the periods shown, using the SEC-required uniform method to compute such returns.

                                     DALBAR
                              Honors Commitment To
                                   Investors
                                      1999


--------------------------------------------------------------------------------
Lord, Abbett & Co. is proud to announce we have received a DALBAR award for providing consistently good service to shareholders, the 1999 Key Honors Award for Mutual Fund Service. DALBAR, Inc., an independent research firm and evaluator of mutual fund service, presents the awards to financial services firms that provide consistently solid service to clients.
--------------------------------------------------------------------------------

Report to Shareholders
For the Fiscal Year Ended October 31, 2000


Market Review
The latter part of 2000 proved a good time to be a disciplined investor. The obsession with technology stocks and well-known large-cap growth stocks faded considerably, and investors once again sought companies with solid fundamentals and attractive valuations. Erratic, day-to-day price swings in the stocks of many companies further established the fact that volatility had made a home for itself in the equity markets. Furthermore, while the Federal Reserve Board ("the Fed") seemed comfortable with their interest rate policies for the time being, a vibrant U.S. economy weighed heavily on the minds of inflation-wary investors. In addition, earnings shortfalls and other disparaging company news releases that brought down the stock prices of several large companies, once again proved that careful, bottom-up company research was worth more than wide-sweeping sector investing.

International equity markets had a tough run towards the end of our fiscal year. After mixed performance early on, stocks of small international companies had disappointing second and third quarter results. The stocks of small Japanese and UK technology firms were especially hard hit. Unlike 1999 when all news from the technology sector seemed to be good news, the stocks of technology companies struggled, as jittery investors continued to react harshly to high valuations and earnings disappointments.

The U.S. equity markets continued to broaden during the summer and autumn months of 2000, much to the benefit of small-cap value investors. The mania for technology stocks and well-known large-cap growth stocks appeared to have waned, and many investors moved down the capitalization range in search of companies with solid fundamentals and attractive valuations. As interest rates began to stabilize, out-of-favor financial and industrial sectors had new life breathed into them. Unfortunately, this environment did not bode as well for the U.S. small company growth market, which continued to battle extreme volatility.

For global fixed-income investors, a mixture of economic and market factors affected the debt markets. In the U.S., investors seemed more and more convinced that the Fed had successfully slowed economic growth. This sentiment was largely reflected in the yields of Treasury securities,(1) as the yields on shorter-term maturities began to come down slightly while yields on longer-term issues remained unchanged. In Europe, economies remained strong, slowing only slightly relative to the second quarter of the year. Inflation remains contained there, but the European Commission indicated in early September that it might raise its inflation forecasts due to the high price of crude oil. In line with this concern, the European Central Bank tightened monetary policy during the period. In Japan, the third quarter brought positive but marginal economic growth and, for the first time in roughly two to three years, the Japanese government tightened monetary policy in an effort to signal a "return to normalcy," namely, an end to zero percent interest rates and negative economic growth. As a result, bond yields rose and, consequently, prices dropped slightly. This contrasts with Europe, where a monetary tightening policy was enacted in an attempt to keep inflation in check. Finally, oil-producing nations in the emerging markets enjoyed favorable performance for their bonds during the period, particularly Mexico, Venezuela and Russia.

(1) Unlike U.S. Treasury securities, an investment in the Fund is neither insured nor guaranteed by the U.S. Government.

Growth & Income Series Portfolio Review

Lord Abbett Securities Trust -- Growth & Income Series
Average Annual Class C Share Total Returns as of 10/31/00(1):


[GRAPH OMITTED]

 10.7%        14.8%         18.0%             16.6%
1 Year      3 Years       5 Years        Life of Series(2)


Growth & Income Series
SEC-required average annual total returns for Class C shares for the period ended 9/30/00, with all distributions reinvested:

11.90%        17.13%            16.45%
1 Year        5 Years           Life of Series(2)



(1) Reflects the percent change in net asset value for Class C shares and includes the reinvestment of all distributions. The Series issues additional classes of shares with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor llcat 800-874-3733 and ask for the current prospectus.

(2)  The  Series  commenced   operations  on  1/3/94.

Past performance is no indication of future results. The investment return and principal value of an investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

A number of factors contributed to the portfolio's strong performance during the fiscal year. Performance was aided by our focus on companies in consumer non-cyclical businesses, such as healthcare and consumer staples, that do not necessarily require a strong economy to exhibit good earnings growth. At the same time, limiting our exposure to the stocks of companies in economically sensitive areas, such as consumer discretionary and information technology, helped out greatly. However, it was our overweighted position in the stocks of utility companies and financial services companies that worked the best. The utilities sector was the strongest performer during the period, and our large stake in companies that benefited from the strength in the electric power markets helped portfolio performance. Meanwhile, the Fed's neutral stance on interest rates allowed financial stocks, which had previously been poor performers, to perform well.

While our below-average exposure to companies involved in communication services helped out considerably, we were unable to avoid the poor performers in this area entirely. This sector suffered significantly since the first quarter, and some of our holdings dropped in value as they experienced earnings shortfalls and lowered revenue growth expectations. Additionally, our modest overweighting in basic materials proved to be a poor decision as many of our stocks in that sector underperformed the averages.

We believe the market is in the final stages of adjusting to a slowing growth rate for the U.S. economy over the next six to nine months. Interest rates are down, and will likely move laterally over that same time period. Current concerns about energy prices and dollar strength versus the euro should ebb as our economy slows. That being said, many profit estimates for the fourth quarter and 2001 seem too aggressive and, as a result, profit margin pressure in the economy is likely to cause continuing earnings disappointments. The low economic sensitivity and high interest rate sensitivity of our portfolio has served us well throughout this year. As the U.S. economy slows over the next six months, we will be looking to add to some of our favorite consumer cyclical stocks, as well as to rebuild our positions in technology when we see the stocks of select companies offer good value.

International Series Portfolio Review

Lord Abbett Securities Trust -- International Series
Average Annual Class A Share Total Returns as of 10/31/00(1):


[GRAPH OMITTED]

11.0%       12.8%          13.8%
1 Year    3 Years    Life of Series(2)


International Series
SEC-required average annual total return for Class A shares at the maximum sales
charge  of  5.75%  for  the  periods  ended  9/30/00,   with  all  distributions
reinvested:


13.00%          14.28%
1 Year          Life of Series(2)


(1) Reflects the percent change in net asset value for Class A shares and includes the reinvestment of all distributions. The Series offers additional classes of shares with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor llc at 800-874-3733 and ask for the current prospectus.

(2)  The  Series  commenced  operations  on  12/13/96.

Past performance is no indication of future results. The investment return and principal value of an investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

Despite a rocky investment environment, the portfolio was able to perform well, outdistancing the performance of the MSCI World Ex US Index(1) on a year-to-date basis due to strong gains from the portfolio's Canadian, French, German and Australian holdings. Although we did experience some performance pressure from losses in the stocks of UK and Japanese companies, careful stock selection and lower exposure to poor performing emerging markets and peripheral European regions helped the portfolio in comparison to the Index.

Takeover activity led the stocks of many capital equipment and aerospace companies to rebound from their lows earlier this year, which helped contribute to our performance during the period. We were also pleased with the performance of the stocks of select computer hardware companies, where increased demand helped boost earnings. In addition, as crude oil prices rose, our investments in oil and gas companies were among our strongest performers.

Conversely, rising oil prices adversely affected the stocks of materials and chemical companies, which performed poorly, as higher raw materials prices (such as oil) hurt the prices of these stocks. Our exposure to steel companies also hurt performance due to a combination of increasing competition and declining demand, forcing the prices of the stocks of many of these companies lower. A shortage in handset hardware and issues surrounding digital operating license payments also affected the stock prices of many telecom companies, thus detracting from overall performance.

We believe that European and Canadian stock markets will continue to be supported by strong corporate profit growth resulting from an accelerated economic expansion, corporate restructuring, and the continuous flow of funds into the equity markets. We also believe that indications suggest that the euro has reached its low and will likely begin to appreciate over the next year. We remain cautious regarding the stocks of most Japanese and Far East companies because they are, in our opinion, fully valued in terms of their economic and corporate earnings growth prospects. Despite regional conditions, we will continue building the portfolio on a stock-by-stock basis, focusing on companies we consider the "best of the breed."

(1) The MSCI World Ex US Index includes stocks traded in Europe,  Australia, the
Far  East,   Canada  and  South   Africa.   The  index  is  weighted  by  market
capitalization, is unmanaged and not available for direct investment.

World Bond-Debenture Series Portfolio Review

Lord Abbett Securities Trust -- World Bond-Debenture Series
Average Annual Class A Share Total Returns as of 10/31/00(1):


[GRAPH OMITTED]

1.5%             3.0%
1 Year      Life of Series (2)


World Bond-Debenture Series
SEC-required average annual total return for Class A shares at the maximum sales
charge  of  4.75%  for  the  periods  ended  9/30/00,   with  all  distributions
reinvested:


0.60%         2.18%
1 Year        Life of Series(2)



(1) Reflects the percent change in net asset value for Class A shares and includes the reinvestment of all distributions. The Series offers additional classes of shares with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor llc at 800-874-3733 and ask for the current prospectus.

(2)  The  Series  commenced  operations  on  12/18/97.

Past performance is no indication of future results. The investment return and principal value of an investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

Our positive performance for the fiscal year was largely due to the portfolio's emerging market debt securities, which outperformed investment grade issues this period. Our concentration in oil-producing countries further added to our performance, due to the increase in the price of crude oil. In addition, because the portfolio held only U.S.-dollar denominated debt securities during the period, it avoided the negative impact that the weak euro had on many global bond funds with foreign currency exposure. A few of the portfolio's non-U.S. high-yield securities issued by companies in the telecommunications sector underperformed during the period. However, we believe the underlying fundamentals of these companies are intact, and we look forward to improved performance from these bonds in the near future.

We expect positive growth to continue in Japan because the Japanese government will likely continue its fiscal stimulus programs to encourage business investment and consumer spending. In addition, we may also see an increase in the supply of government bonds in Japan, as the government there steps up efforts to finance government spending to further stimulate the economy. In Europe, we expect to see continued efforts to keep inflation in check, due to concerns about the high price of oil and the current weakness of the euro. We believe high-yield bonds in general remain undervalued, and we expect these securities to add to the portfolio's performance in the next few months. As certain emerging market debt securities in the portfolio reach what we consider a "peak" in value, we may reduce this position slightly and add more domestic and foreign high-yield bonds. In general, we've positioned the portfolio to take advantage of the currently attractive yields and potential for future price appreciation in the high-yield market.

Alpha Series Portfolio Review



Lord Abbett Securities Trust -- Alpha Series

Average Annual Class A Share Total Returns as of 10/31/00(1):


[GRAPH OMITTED]

17.1%         10.2%
1 Year    Life of Series(2)

Alpha Series
SEC-required average annual total return for Class A shares at the maximum sales
charge  of  5.75%  for  the  periods  ended  9/30/00,   with  all  distributions
reinvested:


12.70%              9.11%
1 Year              Life of Series(2)


(1) Reflects the percent change in net asset value for Class A shares and includes the reinvestment of all distributions. The Series offers additional classes of shares with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor llc at 800-874-3733 and ask for the current prospectus.

(2) The Series commenced operations on 12/29/97.

Past performance is no indication of future results. The investment return and principal value of an investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

(Alpha Series is a "fund of funds" which currently divides assets approximately 30%, 30% and 40% among Lord Abbett Developing Growth Fund, Lord Abbett Research Fund -- Small-Cap Value Series and Lord Abbett Securities Trust -- International Series, respectively.)

Developing Growth Fund
At the beginning of the year, we benefited most significantly from our holdings in the stocks of technology and biotechnology companies, which continued to benefit from both rapid multiple expansion and strong earnings growth. We were, however, underweighted in technology and biotechnology companies relative to the Russell 2000 Growth Index,(1) because we believed many of the stocks were overvalued. During the market's down period in April and May, we took the opportunity to make select additions across many industries in companies where we believed the fundamentals and prices were attractive. Our performance kept pace with the Index through May due to our limited exposure to faltering technology issues. However, in June, the resurgence of investors' enthusiasm, especially for the stocks of biotechnology companies, hurt performance, as our exposure to these companies was minimal.

Heading into the third quarter, most market sectors began to contribute positively to the portfolio's performance, with stocks of healthcare and energy companies making the most significant contributions. In addition, as a result of rising oil prices, the stocks of energy companies served the portfolio well, and posted some of the strongest returns year-to-date. As in the first two quarters of the year, technology stocks continued to be extremely volatile in the third quarter of 2000. Jittery investors, unsure about the direction of interest rates and the strength or weakness of the economy, reacted to negative earnings reports by unpredictably jumping in and out of the market. Telecommunications stocks also struggled during the quarter as a result of the uncertainty about the continued growth potential in the cellular telephone industry.

As we move into 2001, we believe that the economy will begin to show lower corporate earnings growth than we have seen in the recent past. Moreover, we expect the volatility in the market to continue. We believe the best way to garner long-term performance is to remain true to our investment discipline. We will continue to seek to buy fundamentally sound companies with prospects for long-term earnings growth and price appreciation, and sell stocks whose fundamentals begin to deteriorate. At the same time, as market volatility persists, we will strive to take advantage of opportunities to add to positions at attractive prices.

Research Fund -- Small-Cap Value Series
Our overweighting in stocks of technology companies and our underweighting in stocks of financial services companies were the biggest contributors to the Fund's positive performance at the beginning of 2000 -- a time when the small-cap market was still being led by growth-oriented stocks. In response to the wild gyrations of the stock market, we rotated in and out of stocks a bit more than usual during this time. Positive returns by our holdings in companies involved in healthcare helped counteract the poor performance of our retail and household company stocks. Throughout the first half of the year, strong global growth and rising oil prices created excellent opportunities for our stocks in oil services and energy companies. Additionally, stock selection in materials and processing, and producer durables was a large contributor to positive performance. However, for the first time in several quarters, our technology holdings -- especially those in the information technology and software areas -- held back performance considerably during the summer months. Additionally, we began to see a resurgence in our stocks of financial services companies, due largely to the Fed's decision to hold off on future interest rate hikes.

We continued to see strong performance from our holdings in the healthcare sector during the third quarter. Meanwhile, the technology sector continued its reversal of fortune from the highs seen in the first quarter. Although we have cut our technology weighting virtually in half since then, our remaining exposure continued to hurt us. During the year, we shifted assets from technology to the materials and processing sector. In this sector (as well as in producer durables), aerospace parts companies have performed well. They are poised to reap the rewards of a pickup in commercial aviation, growth in their industrial gas turbine business (which is sensitive to rising electricity demand) and an increase in military contracts. For the first time this year, stocks of energy companies, which have done well for the portfolio year-to-date, slightly held back overall performance in the third quarter.

We believe that while momentum investing is fading, its players are likely to continue to stir up the market. Regardless, value investing and stock picking based on in-depth company research are regaining favor and are the hallmarks of our investment discipline. We are poised to take advantage of the ongoing shakeout in technology and other sectors, where we expect to see buying opportunities in companies with solid fundamentals. Finally, the stabilization of interest rates should cause investors to revisit companies in undervalued industrial sectors.

Lord Abbett Securities Trust -- International Series
Please  see  portfolio   information  for  Lord  Abbett   Securities   Trust  --
International Series on page 3 of this report.

(1) The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The index does not reflect fees or expenses and is not available for direct investment.


Important Information

Results quoted herein reflect appropriate Rule 12b-1 Plan expenses from commencement of the Plan. Tax consequences are not reflected. If used as sales material after 12/31/2000, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

Foreign investment risk factors include the potential for less regulation and liquidity and more volatility than U.S. markets; currency fluctuation; potentially less publicly-available information about companies, banks and governments than for U.S. counterparts; lack of uniform accounting standards among countries, impairing comparisons; potentially higher transaction costs and different securities settlement practices.

                               Schedule of Investments
                               Growth & Income Series October 31, 2000


                               Investments                                                              Shares           Value
--------------------------------------------------------------------------------------------------------------------------------
Common Stocks 93.98%
--------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense 2.85%        Boeing Co.                                                               111,800      $ 7,581,437
--------------------------------------------------------------------------------------------------------------------------------
Air Transportation 0.77%       Southwest Airlines Co.                                                    72,100        2,054,850
--------------------------------------------------------------------------------------------------------------------------------
Aluminum 1.59%                 Alcoa, Inc.                                                              147,400        4,228,537
--------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment
0.12%                          Delphi Automotive Systems Corp.                                           21,037          330,018
--------------------------------------------------------------------------------------------------------------------------------
Automotive 0.43%               General Motors Corp.                                                      18,302        1,137,012
--------------------------------------------------------------------------------------------------------------------------------
Banks: Money Center 2.53%      Bank of New York Co., Inc.                                                53,400        3,073,838
                               Chase Manhattan Corp.                                                     80,700        3,671,850
                                                                                                                      ----------
                               Total                                                                                   6,745,688
--------------------------------------------------------------------------------------------------------------------------------
Banks: Regional 8.97%          Bank One Corp.                                                           115,840        4,228,160
                               Comerica, Inc.                                                            47,250        2,849,766
                               First Tennessee National Corp.                                           102,500        2,357,500
                               Fleet Boston Financial Corp.                                              71,661        2,723,118
                               M&T Bank Corp.                                                            51,000        2,560,200
                               Mellon Financial Corp.                                                   100,000        4,825,000
                               Wells Fargo &Co.                                                          93,800        4,344,112
                                                                                                                      ----------
                               Total                                                                                  23,887,856
--------------------------------------------------------------------------------------------------------------------------------
Beverages 0.25%                Diageo plc ADR                                                            17,600          662,200
--------------------------------------------------------------------------------------------------------------------------------
Brokers 1.46%                  Morgan Stanley Dean Witter &Co.                                           48,400        3,887,125
--------------------------------------------------------------------------------------------------------------------------------
Cable Services 1.99%           Time Warner, Inc.                                                         70,000        5,313,699
--------------------------------------------------------------------------------------------------------------------------------
Chemicals 1.97%                Dow Chemical Co.                                                          98,500        3,016,562
                               Rohm & Haas Co.                                                           40,200        1,208,513
                               Union Carbide Corp.                                                       24,100        1,036,300
                                                                                                                      ----------
                               Total                                                                                   5,261,375
--------------------------------------------------------------------------------------------------------------------------------
Computer Hardware 4.63%        EMC Corp.*                                                                62,800        5,593,125
                               International Business Machines Corp.                                     17,900        1,763,150
                               Solectron Corp.*                                                          40,800        1,795,200
                               Sun Microsystems, Inc.*                                                   28,700        3,182,113
                                                                                                                      ----------
                               Total                                                                                  12,333,588
--------------------------------------------------------------------------------------------------------------------------------
Computer Services 3.03%        First Data Corp.                                                         103,400        5,182,925
                               Unisys Corp.*                                                            225,600        2,876,400
                                                                                                                      ----------
                               Total                                                                                   8,059,325
--------------------------------------------------------------------------------------------------------------------------------
Computer Software 1.01%        Peoplesoft, Inc.*                                                         61,700        2,692,625
--------------------------------------------------------------------------------------------------------------------------------
Conglomerates 2.15%            Honeywell International, Inc.                                             52,500        2,825,156
                               Minnesota Mining & Manufacturing Co.                                      30,000        2,898,750
                                                                                                                      ----------
                               Total                                                                                   5,723,906
--------------------------------------------------------------------------------------------------------------------------------
Consumer Products 0.50%        Fortune Brands, Inc.                                                      45,600        1,342,350
--------------------------------------------------------------------------------------------------------------------------------
Drugs 6.73%                    American Home Products Corp.                                             105,000        6,667,500
                               Bristol-Myers Squibb Co.                                                  51,500        3,138,281
                               Pharmacia Corp.                                                           87,703        4,823,665
                               SmithKline Beecham plc ADR                                                50,700        3,305,006
                                                                                                                      ----------
                               Total                                                                                  17,934,452
--------------------------------------------------------------------------------------------------------------------------------
Electric Power 5.48%           Dominion Resources, Inc.                                                  63,600        3,788,175
                               Duke Energy Corp.                                                         45,700        3,950,194
                               Exelon Corp.                                                              57,050        3,430,131


                       See Notes to Financial Statements.

                               Schedule of Investments (continued)
                               Growth & Income Series October 31, 2000

                               Investments                                                                Shares           Value
--------------------------------------------------------------------------------------------------------------------------------
                               NiSource, Inc.                                                           136,986      $ 3,416,088
                                                                                                                      ----------
                               Total                                                                                  14,584,588
--------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment 2.02%     Emerson Electric Co.                                                      39,600        2,908,125
                               Rockwell International Corp.                                              29,500        1,159,719
                               Xerox Corp.                                                              155,200        1,309,500
                                                                                                                      ----------
                               Total                                                                                   5,377,344
--------------------------------------------------------------------------------------------------------------------------------
Electrical: Household 0.18%    Energizer Holdings, Inc.*                                                 24,000          474,000
--------------------------------------------------------------------------------------------------------------------------------
Electronics: Semiconductor     Texas Instruments, Inc.                                                   39,400        1,933,063
0.73%
--------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services    Schlumberger Ltd.                                                         54,800        4,171,650
2.66%                          Transocean Sedco Forex, Inc.                                              54,918        2,910,654
                                                                                                                      ----------
                               Total                                                                                   7,082,304
--------------------------------------------------------------------------------------------------------------------------------
Financial Services 1.94%       AON Corp.                                                                 51,875        2,149,570
                               MBNA Corp.                                                                80,100        3,008,756
                                                                                                                      ----------
                               Total                                                                                   5,158,326
--------------------------------------------------------------------------------------------------------------------------------
Financial: Miscellaneous 0.72% Fannie Mae                                                                25,000        1,925,000
--------------------------------------------------------------------------------------------------------------------------------
Food 3.68%                     General Mills, Inc.                                                       69,100        2,884,925
                               H.J. Heinz Co.                                                            67,400        2,826,588
                               Hershey Foods Corp.                                                        2,100          114,056
                               Ralston Purina Group                                                      72,000        1,746,000
                               Sara Lee Corp.                                                           103,500        2,231,719
                                                                                                                      ----------
                               Total                                                                                   9,803,288
--------------------------------------------------------------------------------------------------------------------------------
Health Care Services 4.23%     CIGNA Corp.                                                               37,500        4,573,125
                               McKesson HBOC, Inc.                                                       57,200        1,605,175
                               UnitedHealth Group, Inc.                                                  46,600        5,096,875
                                                                                                                      ----------
                               Total                                                                                  11,275,175
--------------------------------------------------------------------------------------------------------------------------------
Hospital Supplies 1.59%        Baxter International, Inc.                                                51,400        4,224,438
--------------------------------------------------------------------------------------------------------------------------------
Household Equipment/Products
0.54%                          Maytag Corp.                                                              50,000        1,431,250
--------------------------------------------------------------------------------------------------------------------------------
Insurance 7.19%                ACE Ltd.                                                                 237,900        9,337,574
                               American General Corp.                                                    33,600        2,704,800
                               MetLife, Inc.*                                                           256,800        7,094,100
                                                                                                                      ----------
                               Total                                                                                  19,136,474
--------------------------------------------------------------------------------------------------------------------------------
Machinery: Agriculture 0.32%   Deere & Co.                                                               22,800          839,325
--------------------------------------------------------------------------------------------------------------------------------
Milling: Fruits/Grain 1.01%    Archer-Daniels-Midland Co.                                               244,100        2,685,100
--------------------------------------------------------------------------------------------------------------------------------
Natural Gas 2.92%              NICOR, Inc.                                                               70,000        2,471,875
                               The Coastal Corp.                                                         70,400        5,310,800
                                                                                                                      ----------
                               Total                                                                                   7,782,675
--------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated                BP Amoco plc ADR                                                          74,868        3,813,589
International 7.04%            Chevron Corp.                                                             23,600        1,938,150
                               Exxon Mobil Corp.                                                        145,606       12,986,235
                                                                                                                      ----------
                               Total                                                                                  18,737,974
--------------------------------------------------------------------------------------------------------------------------------
Paper and Forest               Bowater, Inc.                                                             52,700        2,852,388
Products 2.26%                 International Paper Co.                                                   86,064        3,152,094
                                                                                                                      ----------
                               Total                                                                                   6,004,482
--------------------------------------------------------------------------------------------------------------------------------
Pollution Control 1.01%        Waste Management, Inc.                                                   134,700        2,694,000
--------------------------------------------------------------------------------------------------------------------------------
Retail 0.66%                   Wal-Mart Stores, Inc.                                                     38,500        1,746,938
--------------------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

                               Schedule of Investments (continued)
                               Growth & Income Series October 31, 2000

                               Investments                                                                Shares           Value
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications 5.38%       Alltel Corp.                                                              48,200      $ 3,105,888
                               BellSouth Corp.                                                           28,800        1,391,400
                               SBC Communications, Inc.                                                  58,100        3,351,644
                               Sprint Corp. (PCSGroup)*                                                  20,000          762,500
                               Verizon Communications                                                    33,600        1,942,500
                               WorldCom, Inc.*                                                          158,962        3,775,347
                                                                                                                      ----------
                               Total                                                                                  14,329,279
--------------------------------------------------------------------------------------------------------------------------------
Transportation: Miscellaneous
1.44%                          United Parcel Service, Inc. Class B                                       63,100        3,833,325
                               Total Common Stocks (Cost $168,111,924)                                               250,234,391
--------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments 4.45%                                                                    Principal Amount
--------------------------------------------------------------------------------------------------------------------------------
                               American Express Credit 6.65% due 11/1/2000                            $  330,000         330,000
                               Prudential Funding Corp. 6.62% due 11/1/2000                           11,520,000      11,520,000
--------------------------------------------------------------------------------------------------------------------------------
                               Total Short-Term Investments (Cost $11,850,000)                                        11,850,000
                               Total Investments 98.43% (Cost $179,961,924)                                         $262,084,391
--------------------------------------------------------------------------------------------------------------------------------

                               Schedule of Investments
                               International Series October 31, 2000


                               Investments                                                                Shares       US$ Value
--------------------------------------------------------------------------------------------------------------------------------
Common Stocks and Warrants 96.19%
--------------------------------------------------------------------------------------------------------------------------------
Australia 2.42%                Novogen Ltd.                                                           3,500,000      $ 6,634,940
--------------------------------------------------------------------------------------------------------------------------------
Canada 13.21%                  Ballard Power Systems, Inc.*                                             250,000       26,850,036
                               Burntsand, Inc.*                                                       1,000,000        3,765,554
                               NAME, Inc.*                                                            3,120,000        1,205,501
                               Timberwest Forest Corp.                                                  486,500        3,361,215
                               Turbo Genset, Inc. Class A*                                               32,250        1,034,872
                                                                                                                      ----------
                               Total                                                                                  36,217,178
--------------------------------------------------------------------------------------------------------------------------------
France 13.52%                  Alcatel                                                                  200,000       12,205,025
                               Cap Gemini SA                                                             37,500        5,983,687
                               Guillemot Corp.*                                                         178,500        7,726,596
                               UBI Soft Entertaiment SA*                                                242,375       10,450,362
                               UBI Soft Entertainment SA Warrants*                                       13,475          697,651
                                                                                                                      ----------
                               Total                                                                                  37,063,321
--------------------------------------------------------------------------------------------------------------------------------
Germany 17.93%                 CeWe Color Holding AG                                                    350,000        5,763,012
                               Eigner & Partner*(d)                                                       9,979        3,013,658
                               MLPAG                                                                    120,000       16,194,150
                               MobilCom AG                                                               45,000        2,940,919
                               SAI Automotive AG                                                         60,000          734,848
                               SAP AG                                                                    50,000        8,186,194
                               SKW Trostberg AG                                                         390,000        2,366,739
                               Vectron Systems AG*                                                      140,000        4,586,645
                               Vossloh AG                                                               200,000        2,936,675
                               W.E.T. Automotive Systems AG*                                             90,000        2,429,122
                                                                                                                      ----------
                               Total                                                                                  49,151,962
--------------------------------------------------------------------------------------------------------------------------------
Japan 20.33%                   Asahi Chemical Industry Co. Ltd.                                       1,200,000        7,435,040
                               Colin Corp.                                                               39,000        2,144,722
                               Honda Tsushin Kogyo Co. Ltd.                                             134,375        6,281,220


                       See Notes to Financial Statements.

                               Schedule of Investments (continued)
                               International Series October 31, 2000

                               Investments                                                                  Shares           Value
----------------------------------------------------------------------------------------------------------------------------------
                               Japan Asia Investment Co. Ltd.                                             750,000      $ 2,454,058
                               Katokichi Co. Ltd.                                                         312,000        9,007,837
                               Nomura Securities Co. Ltd.                                                 320,000        6,789,790
                               Omron Corp.                                                                270,800        6,676,614
                               Park24 Co. Ltd.                                                             97,500        8,230,375
                               Toyoda Gosei Co. Ltd.                                                      110,000        6,734,797
                                                                                                                        ----------
                               Total                                                                                    55,754,453
----------------------------------------------------------------------------------------------------------------------------------
Netherlands 2.05%              Getronics NV                                                               500,000        5,622,969
----------------------------------------------------------------------------------------------------------------------------------
United Kingdom 26.73%          Ashtead Group plc                                                        2,000,000        3,425,068
                               DBS Management plc                                                       1,665,319        2,851,915
                               First Technology plc                                                       944,500        8,443,838
                               Gameplay plc*                                                              997,000        2,749,198
                               Hays plc                                                                 1,650,000        9,009,852
                               Jarvis plc*                                                              2,750,000        7,523,176
                               London Bridge Software Holdings plc                                        396,500        3,671,310
                               Mayflower Corp.                                                          2,750,000        3,931,209
                               NXT plc*                                                                   700,000        9,397,168
                               Pilkington plc                                                           4,225,224        6,024,756
                               Precoat International plc                                                  760,000        1,080,928
                               Sema Group plc                                                             390,000        4,924,261
                               Trifast plc                                                              2,000,000        8,344,975
                               Turbo Genset, Inc. Class A*                                                 59,375        1,930,229
                                                                                                                        ----------
                               Total                                                                                    73,307,883
----------------------------------------------------------------------------------------------------------------------------------
                               Total Common Stocks and Warrants (Cost $247,340,422)                                    263,752,706
----------------------------------------------------------------------------------------------------------------------------------
Short-Term Investment 3.20%                                                                       Principal Amount
----------------------------------------------------------------------------------------------------------------------------------
                               Freddie Mac Discount Note 6.45% due 11/1/2000 (Cost $8,780,000)          $8,780,000       8,780,000
                               Total Investments 99.39% (Cost $256,120,422)                                           $272,532,706
----------------------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

                               Schedule of Investments
                               World Bond-Debenture Series October 31, 2000

                                                                                                        Principal
                                                                                                           Amount
                                                                                                         in Local
                                                                             Coupon          Maturity    Currency                US$
                               Investments                                     Rate              Date       (000)              Value
------------------------------------------------------------------------------------------------------------------------------------
Foreign Bonds 64.67%
------------------------------------------------------------------------------------------------------------------------------------
Argentina 1.93%                Republic of Argentina                    Zero Coupon         4/15/2001        USD   225    $  218,362
------------------------------------------------------------------------------------------------------------------------------------
Brazil 4.59%                   Republic of Brazil(b)                          7.625%        4/15/2024        USD   200       152,407
                               Republic of Brazil                              8.00%        4/15/2014        USD   493       366,812
                                                                                                                          ----------
                               Total                                                                                         519,219
------------------------------------------------------------------------------------------------------------------------------------
Bulgaria 2.65%                 Bulgaria(b)                                     7.75%        7/28/2011        USD   400       299,475
------------------------------------------------------------------------------------------------------------------------------------
Canada 5.93%                   Abitibi-Consolidated, Inc.                      8.55%         8/1/2010        USD   250       248,627
                               Clearnet Communications(c)               0.00/10.125%    5/1/2004/2009        USD   250       202,500
                               Gulf Canada Resources Ltd.                      8.35%         8/1/2006        USD   150       153,375
                               Rogers Communications, Inc.(a)                  8.75%        7/15/2007        CAD   100        66,388
                                                                                                                          ----------
                               Total                                                                                         670,890
------------------------------------------------------------------------------------------------------------------------------------
Colombia 0.77%                 Republic of Colombia                            9.75%        4/23/2009        USD   100        87,625
------------------------------------------------------------------------------------------------------------------------------------
Costa Rica 0.81%               Banco Central Costa Rica                        6.25%        5/21/2010        USD   100        91,750
------------------------------------------------------------------------------------------------------------------------------------
Ecuador 0.21%                  Republic of Ecuador+                           12.00%       11/15/2012        USD    35        23,800
------------------------------------------------------------------------------------------------------------------------------------
Europe-Other 1.82%             Merrill Lynch & Co., Inc.                       1.50%       12/15/2005        USD   200       205,750
------------------------------------------------------------------------------------------------------------------------------------
France 1.62%                   AXA SA(a)                                       2.50%         1/1/2014        EUR   120       182,821
------------------------------------------------------------------------------------------------------------------------------------
Greece 1.88%                   Hellenic Republic(a)                            6.50%        1/11/2014        GRD55,000       140,962
                               Hellenic Republic(a)                            8.90%         4/1/2003        GRD27,000        72,207
                                                                                                                          ----------
                               Total                                                                                         213,169
------------------------------------------------------------------------------------------------------------------------------------
Indonesia 0.98%                Indah Kiat International Finance Co.           12.50%        6/15/2006        USD   200       110,500
------------------------------------------------------------------------------------------------------------------------------------
Ireland 1.85%                  Esat Telecom Group plc(a)                     11.875%        11/1/2009        EUR   200       209,312
------------------------------------------------------------------------------------------------------------------------------------
Israel 0.36%                   Partner Communications Co. Ltd.                13.00%        8/15/2010        USD    50        41,125
------------------------------------------------------------------------------------------------------------------------------------
Kazakhstan 2.52%               Republic of Kazakhstan+                       13.625%       10/18/2004        USD   250       285,625
------------------------------------------------------------------------------------------------------------------------------------
Korea 1.85%                    Republic of Korea                              8.875%        4/15/2008        USD   200       209,300
------------------------------------------------------------------------------------------------------------------------------------
Malaysia 1.38%                 Malaysia                                        8.75%         6/1/2009        USD   150       156,651
------------------------------------------------------------------------------------------------------------------------------------
Mexico 3.83%                   Coca-Cola Femsa SA de CV                        8.95%        11/1/2006        USD   250       250,625
                               TV Azteca SA de CV                             10.50%        2/15/2007        USD   200       182,500
                                                                                                                          ----------
                               Total                                                                                         433,125
------------------------------------------------------------------------------------------------------------------------------------
Netherlands 6.32%              ASM Lithography Holding CV+                     4.25%       11/30/2004        USD   100       101,500
                               KPNQwest NV(a)                                 7.125%         6/1/2009        EUR   225       171,210
                               Slovak Wireless Financial Co.(a)               11.25%        3/30/2007        EUR   150       118,401
                               United Pan-Europe Communications NV(c)    0.00/12.50%    8/1/2004/2009        USD   150        59,250
                               United Pan-Europe Communications NV            11.25%        11/1/2009        USD   350       264,250
                                                                                                                          ----------
                               Total                                                                                         714,611
------------------------------------------------------------------------------------------------------------------------------------
Panama 1.75%                   Republic of Panama(b)                           4.50%        7/17/2014        USD   250       198,438
------------------------------------------------------------------------------------------------------------------------------------
Peru 1.07%                     Republic of Peru(b)+                            4.50%         3/7/2017        USD   200       120,750
------------------------------------------------------------------------------------------------------------------------------------
Philippines 1.98%              Republic of Philippines                        9.875%        1/15/2019        USD   300       224,250
------------------------------------------------------------------------------------------------------------------------------------
Qatar 1.25%                    State of Qatar+                                 9.75%        6/15/2030        USD   145       141,229
------------------------------------------------------------------------------------------------------------------------------------
Russia 2.43%                   Russia                                         12.75%        6/24/2028        USD   325       275,031
------------------------------------------------------------------------------------------------------------------------------------
Switzerland 1.59%              Roche Holdings AG+                        Zero Coupon        1/19/2015        USD   200       180,500
------------------------------------------------------------------------------------------------------------------------------------
Turkey 2.23%                   Republic of Turkey                            12.375%        6/15/2009        USD   250       251,875
------------------------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

                               Schedule of Investments (continued)
                               World Bond-Debenture Series October 31, 2000


                                                                                                        Principal
                                                                                                           Amount
                                                                                                         in Local
                                                                             Coupon          Maturity    Currency                US$
                               Investments                                     Rate              Date       (000)              Value
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom 8.29%           Colt Telecom Group plc CV(a)+                   2.00%         4/3/2007        GBP   150    $  101,850
                               Comcast UK Cable Partners Ltd.(c)         0.00/11.20%  11/15/2000/2007        USD   200       183,000
                               Esprit Telecom Group plc                      10.875%        6/15/2008        USD   150        30,750
                               Huntsman ICI Chemicals llc(a)                 10.125%         7/1/2009        EUR   200       164,657
                               JMH Financial Ltd.+                             4.75%         9/6/2007        USD    75        76,406
                               NTL Communications Corp.(c)              0.00/12.375%   10/1/2003/2008        USD   300       177,000
                               Telewest Communications plc(c)             0.00/9.25%   4/15/2004/2009        USD   300       135,750
                               Viatel, Inc.(a)                                11.50%        3/15/2009        EUR   150        67,476
                                                                                                                          ----------
                               Total                                                                                         936,889
------------------------------------------------------------------------------------------------------------------------------------
Venezuela 2.78%                Republic of Venezuela                           9.25%        9/15/2027        USD   250       165,313
                               Republic of Venezuela(b)                       7.875%       12/18/2007        USD   179       149,531
                                                                                                                          ----------
                               Total                                                                                         314,844
------------------------------------------------------------------------------------------------------------------------------------
                               Total Foreign Bonds (Cost $7,932,337)                                                       7,316,916
------------------------------------------------------------------------------------------------------------------------------------
United States Bonds 27.68%
------------------------------------------------------------------------------------------------------------------------------------
                               AES Corp.                                      10.25%        7/15/2006        USD    50        51,125
                               Allbritton Communications Co.                   9.75%       11/30/2007        USD   125       120,313
                               Allied Waste North America, Inc.               7.875%         1/1/2009        USD   150       130,125
                               America West Airlines, Inc.                    10.75%         9/1/2005        USD   100        96,500
                               American Standard, Inc.                         8.25%         6/1/2009        USD   100        98,500
                               Arbor Software Corp.                            4.50%        3/15/2005        USD   125        90,625
                               CBS, Inc.                                      8.875%         6/1/2022        USD    35        36,270
                               Calpine Corp.                                  7.875%         4/1/2008        USD   200       190,524
                               Charter Communication Holdings                 10.00%         4/1/2009        USD   140       137,900
                               Crown Castle International Corp.               10.75%         8/1/2011        USD    75        77,250
                               Exodus Communications, Inc.(a)+               11.375%        7/15/2008        EUR   200       157,398
                               Flextronics International Ltd.+                9.875%         7/1/2010        USD   100       101,500
                               Fox/Liberty Networks llc                       8.875%        8/15/2007        USD   200       202,000
                               Global Crossing Holdings Ltd.                  9.625%        5/15/2008        USD   150       144,000
                               HEALTHSOUTH Corp.+                             10.75%        10/1/2008        USD    75        75,617
                               Iron Mountain, Inc.                           10.125%        10/1/2006        USD   150       152,625
                               LSI Logic Corp.                                 4.00%        2/15/2005        USD    75        63,563
                               Metromedia Fiber Network, Inc.                 10.00%       12/15/2009        USD   150       133,875
                               Nextel Communications, Inc.                    12.00%        11/1/2008        USD   150       160,875
                               Nortek, Inc.                                   8.875%         8/1/2008        USD   175       153,125
                               Pierce Leahy Corp.                            11.125%        7/15/2006        USD   200       208,749
                               Renaissance Media Group(c)                0.00/10.00%   4/15/2003/2008        USD   100        70,500
                               Sinclair Broadcasting Group, Inc.              10.00%        9/30/2005        USD   100        95,250
                               TeleCorp PCS, Inc.                            10.625%        7/15/2008        USD   150       150,375
                               Teva Pharmaceutical Industries Ltd.+            1.50%       10/15/2005        USD   100        99,625
                               Williams Communications Group, Inc.+          11.875%         8/1/2010        USD   150       133,875
------------------------------------------------------------------------------------------------------------------------------------
                               Total United States Bonds (Cost $3,298,781)                                                 3,132,084
------------------------------------------------------------------------------------------------------------------------------------
Common Stocks and Warrants 0.12%                                                                                 Shares
------------------------------------------------------------------------------------------------------------------------------------
                               GST Telecommunications, Inc.                                                       3,000           60
                               Orbital Imaging Corp. Warrants expiring 3/1/2005*                                    150          769
                               Splitrock Services, Inc. Warrants expiring 7/15/2008*                                 50        8,838
                               Viatel, Inc.                                                                         454        4,370
------------------------------------------------------------------------------------------------------------------------------------
                               Total Common Stocks and Warrants (Cost $38,630)                                                14,037
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


                               Schedule of Investments (continued)
                               World Bond-Debenture Series October 31, 2000


                                                                                                        Principal
                                                                                                           Amount
                               Investments                                                                  (000)              Value
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investment 3.19%
------------------------------------------------------------------------------------------------------------------------------------
                               Prudential Funding Corp. 6.62% due 11/01/2000 (Cost $361,000)            $361,000         $   361,000
------------------------------------------------------------------------------------------------------------------------------------
                               Total Investments 95.66% (Cost $11,630,748)                                               $10,824,037
------------------------------------------------------------------------------------------------------------------------------------


                               Schedule of Investments
                               Alpha Series October 31, 2000


                               Investments                                                                    Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
Investments in Underlying Funds 98.87%
------------------------------------------------------------------------------------------------------------------------------------
                               Lord Abbett Developing Growth Fund, Inc.-Class Y                            3,445,835    $ 59,578,595
                               Lord Abbett Research Fund-Small-Cap Value Series-Class Y                    3,527,392      71,005,111
                               Lord Abbett Securities Trust-International Series-Class Y                   5,404,623      78,961,549
------------------------------------------------------------------------------------------------------------------------------------
                               Total Investments in Underlying Funds (Cost $188,739,696)                                 209,545,255
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investment 0.80%                                                                         Principal Amount
------------------------------------------------------------------------------------------------------------------------------------
                               Prudential Funding Corp. 6.03% due 11/1/2000 (Cost $1,690,000)             $1,690,000       1,690,000
------------------------------------------------------------------------------------------------------------------------------------
                               Total Investments 99.67% (Cost $190,429,696)                                             $211,235,255
------------------------------------------------------------------------------------------------------------------------------------

                    (a)  Investments in non-U.S.  dollar-denominated  securities
                         (13.42%).   The  remaining   securities   (86.58%)  are
                         invested in U.S. dollar-denominated securities.

                    (b) Variable rate security. The stated rate represents the rate at October 31, 2000.

                    (c) Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined coupon rate.

                    (d)  Security valued at fair value-see Note 2.

                    *    Non-income producing security.

                    +    Restricted security under Rule 144A.

                    ADR-American Depository Receipt.


                       See Notes to Financial Statements.


 Statements of Assets and Liabilities
 October 31, 2000

                                                                            Growth &                    World Bond-
                                                                              Income   International      Debenture           Alpha
                                                                              Series          Series         Series          Series
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in securities, at cost                                   $179,961,924    $256,120,422    $11,630,748    $190,429,696
-----------------------------------------------------------------------------------------------------------------------------------
   Investments in securities, at value                                  $262,084,391    $272,532,706    $10,824,037    $211,235,255
   Cash                                                                      109,243         105,197        100,005         103,760
   Receivables:
      Investment securities sold                                           9,777,269         708,198             --              --
      Capital shares sold                                                    366,312       1,377,014          6,966         247,912
      Interest and dividends                                                 234,824         380,344        327,364             311
      From advisor                                                                --              --          5,063              --
      From Underlying Funds                                                       --              --             --         894,684
   Forward foreign currency exchange contracts                                    --              --         61,055              --
   Deferred organization expense                                                  --           6,690         18,326          18,872
   Prepaid expenses                                                              373             --           3,488              --
-----------------------------------------------------------------------------------------------------------------------------------
   Total assets                                                          272,572,412     275,110,149     11,346,304     212,500,794
-----------------------------------------------------------------------------------------------------------------------------------


 LIABILITIES:
   Payables:
      Investment securities purchased                                      5,043,475             --           9,616              --
      Capital shares reacquired                                              490,961         220,683          8,000         267,146
      12b-1 distribution fees                                                326,326         102,960         10,864         186,767
      Management fees                                                        157,591         175,365            --               --
      Trustees' fees                                                         171,832           9,980            460           4,982
   Accrued expenses and other liabilities                                    115,325         395,950          2,221         113,076
-----------------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                       6,305,510         904,938         31,161         571,971
===================================================================================================================================
 NET ASSETS                                                             $266,266,902    $274,205,211    $11,315,143    $211,928,823
===================================================================================================================================
 COMPOSITION OF NET ASSETS:
 Paid-in capital                                                         163,449,701     256,243,066     13,444,281     186,202,438
 Undistributed (distributions in excess of) net investment income            240,254          (9,482)       (66,710)        952,127
 Undistributed net realized gain (loss) on investments and foreign
   currency related transactions                                          20,454,480       1,559,343     (1,316,772)      3,968,699
 Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign
   currencies                                                             82,122,467      16,412,284       (745,656)     20,805,559
-----------------------------------------------------------------------------------------------------------------------------------
Net assets                                                              $266,266,902    $274,205,211    $11,315,143    $211,928,823
===================================================================================================================================

 Net assets by class:
 Class A Shares                                                         $136,038,315    $135,701,086     $7,786,591     $96,651,654
 Class B Shares                                                         $ 17,452,977    $ 33,123,834     $1,935,508     $70,299,850
 Class C Shares                                                         $112,775,610    $ 25,545,629     $1,593,044     $44,977,319
 Class P Shares                                                                  --        $   1,399            --               --
 Class Y Shares                                                                  --     $ 79,833,263            --               --

 Outstanding shares by class:
 Class A Shares                                                           11,801,953       9,373,426        919,272       5,535,065
 Class B Shares                                                            1,527,877       2,315,500        228,376       4,071,523
 Class C Shares                                                            9,911,287       1,786,755        188,360       2,607,043
 Class P Shares                                                                  --           96,442            --               --
 Class Y Shares                                                                  --        5,462,840            --               --

 Net asset value, offering and redemption price per share
   (net assets divided by outstanding shares):
 Class A Shares-Net asset value                                               $11.53          $14.48          $8.47          $17.46
 Class A Shares-Maximum offering price
 (Net asset value plus sales charge of 5.75%, 5.75%, 4.75% and
  5.75%, (respectively)                                                       $12.23          $15.36          $8.89          $18.53
 Class B Shares-Net asset value                                               $11.42          $14.31          $8.48          $17.27
 Class C Shares-Net asset value                                               $11.38          $14.30          $8.46          $17.25
 Class P Shares-Net asset value                                                   --          $14.51             --              --
 Class Y Shares-Net asset value                                                   --          $14.61             --              --
===================================================================================================================================


                        See Notes to Financial Statement.

Statements of Operations
 For the Year Ended October 31, 2000


                                                                            Growth &                    World Bond-
                                                                              Income   International      Debenture           Alpha
                                                                              Series          Series         Series          Series
-----------------------------------------------------------------------------------------------------------------------------------
 Investment Income:
 Dividends                                                               $ 3,638,715     $ 3,069,574      $   3,912      $  480,787
 Interest                                                                    819,061         918,441      1,065,280          36,642
 Foreign withholding tax                                                      (2,362)       (396,557)          (958)             --
------------------------------------------------------------------------------------------------------------------------------------
 Total investment income                                                   4,455,414       3,591,458      1,068,234         517,429
-----------------------------------------------------------------------------------------------------------------------------------

 Expenses:

 Management fee                                                            1,792,139       2,127,038         87,774       1,040,754
 12b-1 distribution plan-Class A                                             467,476         637,792         28,793         378,723
 12b-1 distribution plan-Class B                                             139,333         326,596         18,657         679,259
 12b-1 distribution plan-Class C                                           1,019,637         263,821         16,108         440,087
 12b-1 distribution plan-Class P                                                   -               7              -               -
 Shareholder servicing                                                       415,697         801,580         22,718         639,034
 Reports to shareholders                                                      76,854         100,491          4,001          72,915
 Registration                                                                 74,099         123,139         44,750          76,000
 Professional                                                                 53,678          66,302         23,552          77,888
 Trustees'                                                                    38,265           8,643            588           6,293
 Organization                                                                      -           6,800          7,670           8,372
 Custody                                                                      12,034          98,382         13,981           2,740
 Other                                                                        12,744         515,583          5,329          22,762
------------------------------------------------------------------------------------------------------------------------------------
 Gross expenses                                                            4,101,956       5,076,174        273,921       3,444,827
   Expense reductions                                                        (28,969)        (25,070)        (4,272)        (11,318)
   Expenses assumed by Lord Abbett                                                 -               -        (29,754)              -
   Expenses assumed by Underlying Funds                                            -               -              -        (894,685)
   Management fee waived                                                           -               -        (87,774)     (1,040,754)
 Net expenses                                                              4,072,987       5,051,104        152,121       1,498,070
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                382,427      (1,459,646)       916,113        (980,641)
------------------------------------------------------------------------------------------------------------------------------------


 Realized and unrealized gain (loss):
 Capital gains received from Underlying Funds                                       -              -              -       7,162,641
 Net realized gain (loss) from investment transactions and
   foreign currency related transactions                                   20,552,193      2,307,685       (568,488)        732,415
 Net change in unrealized appreciation (depreciation)
   on investments and translation of
   assets and liabilities denominated in foreign currencies                5,032,015      16,158,600       (178,011)     18,724,921
===================================================================================================================================
 Net realized and unrealized gain (loss)                                  25,584,208      18,466,285       (746,499)     26,619,977
===================================================================================================================================
 Net Increase in Net Assets Resulting From Operations                    $25,966,635     $17,006,639     $  169,614     $25,639,336
===================================================================================================================================

See Notes to Financial Statements.

Statements of Changes in Net Assets
 Year Ended October 31, 2000


                                                                       Growth &                       World Bond-
                                                                         Income   International         Debenture           Alpha
 Operations:(DECREASE) IN NET ASSETS                                       Series          Series          Series           Series
 Net investment income (loss)                                     $     382,427    $  (1,459,646)   $     916,113    $    (980,641)
 Capital gains received from Underlying Funds                                --               --               --        7,162,641
 Net realized gain (loss) from investment transactions and
    foreign currency related transactions                            20,552,193        2,307,685         (568,488)         732,415
 Net change in unrealized appreciation (depreciation) on
   nvestments and translation of
   assets and liabilities denominated in foreign currencies           5,032,015       16,158,600         (178,011)      18,724,921
----------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from operations                25,966,635       17,006,639          169,614       25,639,336
==================================================================================================================================

 Distributions to shareholders from:

 Net investment income
   Class A                                                                   --         (478,361)        (840,439)      (1,048,834)
   Class B                                                                   --              (44)        (174,767)        (421,544)
   Class C                                                                   --              (34)        (151,889)        (277,904)
   Class P                                                                   --               (4)              --               --
   Class Y                                                                   --         (481,609)              --               --

 Net realized gain
   Class A                                                           (5,343,824)      (6,142,224)              --         (526,884)
   Class B                                                             (517,534)      (1,364,987)              --         (375,862)
   Class C                                                           (5,448,637)      (1,200,131)              --         (247,787)
   Class P                                                                   --              (71)              --               --
   Class Y                                                                   --       (3,806,053)              --               --
----------------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                (11,309,995)     (13,473,518)      (1,167,095)      (2,898,815)
==================================================================================================================================

 Capital share transactions:
 Net proceeds from sales of shares                                   67,457,935      179,799,929        2,537,614       64,978,392
 Reinvestment of distributions                                       10,644,282       13,199,982          811,812        2,781,337
 Cost of shares reacquired                                          (43,289,256)    (135,414,413)      (2,748,692)     (40,691,009)
 Net increase in net assets resulting from
   capital share transactions                                        34,812,961       57,585,498          600,734       27,068,720
==================================================================================================================================
 Net increase (decrease) in net assets                               49,469,601       61,118,619         (396,747)      49,809,241
==================================================================================================================================

 NET ASSETS:
 Beginning of year                                                  216,797,301      213,086,592       11,711,890      162,119,582
----------------------------------------------------------------------------------------------------------------------------------
 End of year                                                      $ 266,266,902    $ 274,205,211    $  11,315,143    $ 211,928,823
==================================================================================================================================
 Undistributed (distributions in excess of)
   net investment income                                          $     240,254    $      (9,482)   $     (66,710)   $     952,127
==================================================================================================================================

                       See Notes to Financial Statements.

Statements of Changes in Net Assets
 Year Ended October 31, 1999


                                                                       Growth &                       World Bond-
                                                                          Income   International        Debenture          Alpha
 Operations: NET ASSETS                                                   Series           Series          Series           Series
 Net investment income (loss)                                      $     (20,389)   $     941,718    $   1,018,911    $    (756,619)
 Capital gains received from Underlying Funds                                 --               --               --          960,345
 Net realized gain (loss) from investment transactions and
   foreign currency related transactions                              11,377,605       12,524,692         (372,840)         394,029
 Net change in unrealized appreciation on investments
   and translation of assets and liabilities
   denominated in foreign currencies                                  27,515,696        9,033,914            8,453       19,567,107
===================================================================================================================================
 Net increase in net assets resulting from operations                 38,872,912       22,500,324          654,524       20,164,862
===================================================================================================================================

 Distributions to shareholders from:

 Net investment income
   Class A                                                              (401,032)        (567,116)        (756,894)              --
   Class B                                                                (3,850)         (20,005)        (134,119)              --
   Class C                                                               (97,485)         (17,514)        (135,827)              --
   Class Y                                                                    --         (257,274)              --               --

 Net realized gain
   Class A                                                            (2,606,705)        (150,119)        (146,447)              --
   Class B                                                              (125,113)         (30,008)         (26,529)              --
   Class C                                                            (3,168,272)         (26,271)         (29,787)              --
   Class Y                                                                    --          (82,695)              --               --
-----------------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                  (6,402,457)      (1,151,002)      (1,229,603)              --
===================================================================================================================================

 Capital share transactions:
 Net proceeds from sales of shares                                    44,193,808      145,270,193        4,346,397       75,343,568
 Reinvestment of distributions                                         5,996,380        1,166,493          854,916               --
 Cost of shares reacquired                                           (31,767,440)    (107,731,921)      (3,048,155)     (39,667,616)
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from
   capital share transactions                                         18,422,748       38,704,765        2,153,158       35,675,952
===================================================================================================================================
 Net increase in net assets                                           50,893,203       60,054,087        1,578,079       55,840,814
===================================================================================================================================

 NET ASSETS:
 Beginning of year                                                   165,904,098      153,032,505       10,133,811      106,278,768
-----------------------------------------------------------------------------------------------------------------------------------
 End of year                                                       $ 216,797,301    $ 213,086,592    $  11,711,890    $ 162,119,582
===================================================================================================================================
 Undistributed (distributions in excess of)
   net investment income                                           $    (224,981)   $     801,470    $     103,543               --
===================================================================================================================================



                       See Notes to Financial Statements.

Financial Highlights
GROWTH & INCOME SERIES



                                                                      Year Ended 10/31,                7/15/1996(a)
                                                    ------------------------------------------------       to
 Per Share Operating Performance (Class A Shares)       2000           1999          1998       1997    10/31/1996
 Net asset value, beginning of period               $   10.87     $    9.15     $    8.79  $    7.09  $    6.50
                                                    ================================================================
 Investment operations
   Net investment income                                  .05(b)        .04(b)        .06        .09        .03
   Net realized and unrealized gain on investments       1.17          2.06           .93       1.78
                                                                                                            .59
                                                    ----------------------------------------------------------------
     Total from investment operations                    1.22          2.10           .99       1.87        .62
                                                    ----------------------------------------------------------------

 Distributions to shareholders from:
   Net investment income                                    -          (.05)         (.04)      (.10)      (.03)
   Net realized gain                                     (.56)         (.33)         (.59)      (.07)         -
                                                    ----------------------------------------------------------------
     Total distributions                                 (.56)         (.38)         (.63)      (.17)      (.03)
                                                    ----------------------------------------------------------------
 Net asset value, end of period                     $   11.53     $   10.87     $    9.15  $    8.79  $    7.09
                                                    ================================================================

 Total Return(d)                                        11.44%        23.77%        11.97%     26.78%     12.10%(e)

 Ratios to Average Net Assets
   Expenses, including expense reductions                1.35%(f)      1.30%(f)      1.22%      1.29%       .39%(e)
   Expenses, excluding expense reductions                1.36%         1.30%(f)      1.22%      1.29%       .39%(e)
   Net investment income                                  .48%          .36%          .88%      1.15%       .40%(e)



                                                                 Year Ended 10/31,         6/5/1997(a)
                                                    ---------------------------------------    to
 Per Share Operating Performance (Class B Shares)       2000          1999          1998    10/31/1997
 Net asset value, beginning of period               $   10.85     $    9.13     $    8.80    $   8.20
                                                    ====================================================
 Investment operations
   Net investment income (loss)                          (.02)(b)      (.04)(b)       .00(c)      .00(c)
   Net realized and unrealized gain on investments       1.15          2.10           .92         .60
                                                    ----------------------------------------------------
     Total from investment operations                    1.13          2.06           .92         .60
                                                    ====================================================

 Distributions to shareholders from:
   Net investment income                                   -           (.01)            -           -
   Net realized gain                                     (.56)         (.33)         (.59)          -
                                                    ----------------------------------------------------
      Total distributions                                (.56)         (.34)         (.59)          -
                                                    ----------------------------------------------------
 Net asset value, end of period                     $   11.42     $   10.85     $    9.13    $   8.80
                                                    ====================================================

 Total Return(d)                                        10.80%        23.17%        11.17%       7.19%(e)

 Ratios to Average Net Assets
   Expenses, including expense reductions                2.00%(f)      1.98%(f)      1.98%        .86%(e)
   Expenses, excluding expense reductions                2.01%         1.98%(f)      1.98%        .86%(e)
   Net investment income (loss)                          (.17)%        (.38)%         .09%        .01%(e)


                       See Notes to Financial Statements.

GROWTH & INCOME SERIES


                                                                          Year Ended 10/31,
                                                    ------------------------------------------------------------
                                                        2000          1999          1998      1997        1996
 Per Share Operating Performance (Class C Shares)
 Net asset value, beginning of year                 $   10.81     $    9.11     $    8.80  $    7.09  $    6.04
                                                    ============================================================
 Investment operations
   Net investment income (loss)                          (.02)(b)      (.03)(b)       .01        .03        .09
   Net realized and unrealized gain on investments       1.15          2.07           .89       1.79       1.10
                                                    ------------------------------------------------------------
     Total from investment operations                    1.13          2.04           .90       1.82       1.19
                                                    ------------------------------------------------------------

 Distributions to shareholders from:
   Net investment income                                    -          (.01)            -       (.04)      (.10)
   Net realized gain                                     (.56)         (.33)         (.59)      (.07)      (.04)
                                                    ------------------------------------------------------------
     Total distributions                                 (.56)         (.34)         (.59)      (.11)      (.14)
                                                    ------------------------------------------------------------
 Net asset value, end of year                       $   11.38     $   10.81     $    9.11  $    8.80  $    7.09
                                                    ============================================================

 Total Return(d)                                        10.74%        23.00%        10.94%     26.24%     20.02%
 Ratios to Average Net Assets
   Expenses, including expense reductions                2.00%(f)      1.98%(f)      1.98%      2.05%      1.55%
   Expenses, excluding expense reductions                2.01%         1.98%(f)      1.98%      2.05%      1.55%
   Net investment income (loss)                          (.17)%        (.31)%         .12%       .39%      1.36%


                                                                    Year Ended 10/31,
-------------------------------------------------------------------------------------------------------------
 Supplemental Data for All Classes:          2000          1999          1998          1997          1996
-------------------------------------------------------------------------------------------------------------
   Net assets, end of year (000)          $266,267      $216,797      $165,904      $142,992      $113,962
   Portfolio turnover rate                   65.06%        37.68%        45.83%        36.37%        23.84%
-------------------------------------------------------------------------------------------------------------

(a)  Commencement of offering of class shares.

(b)  Calculated using average shares outstanding during the year.

(c)  Amount represents less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e)  Not annualized.

(f)  The ratio includes expenses paid through an expense offset arrangement.


                       See Notes to Financial Statements.

Financial Highlights
INTERNATIONAL SERIES



                                                                     Year Ended 10/31,          12/13/1996(a)
                                                         ---------------------------------------      to
                                                             2000          1999          1998     10/31/1997
 Per Share Operating Performance (Class A Shares)
 Net asset value, beginning of period                      $13.90        $12.39        $10.86        $9.42
                                                           =================================================
 Investment operations
   Net investment income (loss)                              (.08)(b)       .07(b)        .11(b)       .07
   Net realized and unrealized gain on investments and
 foreign currency related transactions                       1.54          1.55          1.45         1.37
                                                           -------------------------------------------------
     Total from investment operations                        1.46          1.62          1.56         1.44
                                                           -------------------------------------------------

 Distributions to shareholders from:
   Net investment income                                     (.06)         (.09)         (.03)        -
   Net realized gain                                         (.82)         (.02)         -            -
                                                           -------------------------------------------------
     Total distributions                                     (.88)         (.11)         (.03)        -
                                                           -------------------------------------------------
 Net asset value, end of period                            $14.48        $13.90        $12.39       $10.86
                                                           =================================================

 Total Return(c)                                            10.97%        13.16%        14.36%       15.21%(d)

 Ratios to Average Net Assets
   Expenses, including expense reductions                    1.80%(e)      1.51%(e)      1.31%        1.23%(d)
   Expenses, excluding expense reductions                    1.80%         1.51%(e)      1.31%        1.23%(d)
   Net investment income (loss)                              (.53)%         .52%          .80%         .41%(d)



                                                                   Year Ended 10/31,             6/2/1997(a)
                                                           ------------------------------------      to
                                                             2000          1999          1998    10/31/1997
 Per Share Operating Performance (Class B Shares)
 Net asset value, beginning of period                      $13.75        $12.28        $10.83      $10.26
                                                           =================================================
 Investment operations
   Net investment income (loss)                              (.17)(b)      (.02)(b)       .02(b)     (.03)
   Net realized and unrealized gain on investments and
 foreign currency related transactions                       1.55          1.53          1.43         .60
                                                           -------------------------------------------------
   Total from investment operations                          1.38          1.51          1.45         .57
                                                           -------------------------------------------------

 Distributions to shareholders from:
   Net investment income                                     (.00)(g)      (.02)         -           -
   Net realized gain                                         (.82)         (.02)         -           -
                                                           -------------------------------------------------
     Total distributions                                     (.82)         (.04)         -           -
                                                           -------------------------------------------------
 Net asset value, end of period                            $14.31        $13.75        $12.28      $10.83
                                                           =================================================

 Total Return(c)                                            10.42%        12.31%        13.39%       5.56%(d)

 Ratios to Average Net Assets
   Expenses, including expense reductions                    2.35%(e)      2.19%(e)      2.03%        .87%(d)
   Expenses, excluding expense reductions                    2.36%         2.19%(e)      2.03%        .87%(d)
   Net investment income (loss)                             (1.09)%        (.16)%         .18%       (.46)%(d)



                       See Notes to Financial Statements.

INTERNATIONAL SERIES



                                                                      Year Ended 10/31,          6/2/1997(a)
                                                           -----------------------------------      to
                                                             2000          1999          1998    10/31/1997
 Per Share Operating Performance (Class C Shares)
 Net asset value, beginning of period                      $13.75        $12.28        $10.83      $10.26
                                                           =================================================
 Investment operations
   Net investment income (loss)                              (.17)(b)      (.02)(b)       .02(b)     (.03)
   Net realized and unrealized gain on investments and
 foreign currency related transactions                       1.54          1.53          1.43         .60
                                                           -------------------------------------------------
     Total from investment operations                        1.37          1.51          1.45         .57
                                                           -------------------------------------------------

 Distributions to shareholders from:
   Net investment income                                     (.00)(g)      (.02)           -           -
   Net realized gain                                         (.82)         (.02)           -           -
                                                           -------------------------------------------------
     Total distributions                                     (.82)         (.04)           -           -
                                                           -------------------------------------------------
 Net asset value, end of period                            $14.30        $13.75        $12.28      $10.83
                                                           =================================================

 Total Return(c)                                            10.35%        12.31%        13.39%       5.56%(d)

 Ratios to Average Net Assets
   Expenses, including expense reductions                    2.35%(e)      2.19%(e)      2.05%        .87%(d)
   Expenses, excluding expense reductions                    2.36%         2.19%(e)      2.05%        .87%(d)
   Net investment income (loss)                             (1.10)%        (.15)%         .12%       (.46)%(d)


                                                                        3/9/1999(a)
                                                        Year Ended          to
                                                         10/31/2000     10/31/1999
 Per Share Operating Performance (Class P Shares)
 Net asset value, beginning of period                      $13.91        $12.70
                                                        ===========================
 Investment operations
   Net investment income (loss)                              (.08)(b)       .08(b)
   Net realized and unrealized gain on investments and
 foreign currency related transactions                       1.55          1.13
                                                        ---------------------------
     Total from investment operations                        1.47          1.21
                                                        ---------------------------

 Distributions to shareholders from:
   Net investment income                                     (.05)           -
   Net realized gain                                         (.82)           -
                                                        ---------------------------
     Total distributions                                     (.87)           -
                                                        ---------------------------
 Net asset value, end of period                            $14.51        $13.91
                                                        ===========================
 Total Return(c)                                            11.03%         9.53%(d)

 Ratios to Average Net Assets
   Expenses, including expense reductions                    1.80%(e)       .98%(d)(e)
   Expenses, excluding expense reductions                    1.80%          .98%(d)(e)

   Net investment income (loss)                              (.51)%         .60%(d)


                       See Notes to Financial Statements.

INTERNATIONAL SERIES



                                                             Year Ended 10/31,    12/30/1997(a)
                                                          ---------------------        to
                                                             2000         1999     10/31/1998
 Per Share Operating Performance (Class Y Shares)
 Net asset value, beginning of period                      $14.00       $12.41       $11.28
                                                          ====================================
 Investment operations
   Net investment income (loss)                              (.01)(b)      .12(b)       .15(b)
   Net realized and unrealized gain on investments and
 foreign currency related transactions                       1.54         1.56          .98
                                                          ------------------------------------
     Total from investment operations                        1.53         1.68         1.13
                                                          ------------------------------------

 Distributions to shareholders from:
   Net investment income                                     (.10)        (.07)          -
   Net realized gain                                         (.82)        (.02)          -
                                                          ------------------------------------
     Total distributions                                     (.92)        (.09)          -
                                                          ------------------------------------


                       See Notes to Financial Statements.

Financial Highlights
WORLD BOND-DEBENTURE SERIES



                                                            Year Ended 10/31,    12/18/1997(a)
                                                           ---------------------     to
                                                             2000         1999    10/31/1998
 Per Share Operating Performance (Class A Shares)
 Net asset value, beginning of period                       $9.24       $9.66       $10.00
                                                          ====================================
 Investment operations
   Net investment income                                      .73(b)      .83(b)       .51
   Net realized and unrealized loss on investments and
 foreign currency related transactions                       (.57)       (.22)        (.42)
                                                          ------------------------------------
     Total from investment operations                         .16         .61          .09
                                                          ------------------------------------
 Distributions to shareholders from:
   Net investment income                                     (.93)       (.85)        (.43)
   Net realized gain                                            -        (.18)           -
                                                          ------------------------------------
     Total distributions                                     (.93)      (1.03)        (.43)
                                                          ------------------------------------
 Net asset value, end of period                             $8.47       $9.24        $9.66
                                                          ====================================

 Total Return(c)                                             1.47%       6.33%         .75%(d)

 Ratios to Average Net Assets
   Expenses, including waiver and expense reductions(e)      1.11%        .89%         .55%(d)
   Expenses, excluding waiver and expense reductions         2.15%       1.84%        1.20%(d)
   Net investment income                                     8.02%       8.64%        7.08%(d)



                                                              Year Ended 10/31,  12/19/1997(a)
--------------------------------------------------------------------------------      to
                                                             2000          1999    10/31/1998
 Per Share Operating Performance (Class B Shares)
 Net asset value, beginning of period                       $9.24       $9.65       $10.00
                                                          ====================================
 Investment operations
   Net investment income                                      .67(b)      .76(b)       .40
   Net realized and unrealized loss on investments and
 foreign currency related transactions                       (.56)       (.21)        (.37)
                                                          ------------------------------------
     Total from investment operations                         .11         .55          .03
                                                          ------------------------------------
 Distributions to shareholders from:
   Net investment income                                     (.87)       (.78)        (.38)
   Net realized gain                                            -        (.18)           -
                                                          ------------------------------------
     Total distributions                                     (.87)       (.96)        (.38)
                                                          ------------------------------------
 Net asset value, end of period                             $8.48       $9.24        $9.65
                                                          ====================================

 Total Return(c)                                              .86%       5.73%         .24%(d)

 Ratios to Average Net Assets
   Expenses, including waiver and expense reductions(e)      1.75%       1.56%        1.28%(d)
   Expenses, excluding waiver and expense reductions         2.79%       2.51%        1.93%(d)
   Net investment income                                     7.39%       7.91%        6.67%(d)


                       See Notes to Financial Statements.

WORLD BOND-DEBENTURE SERIES



                                                             Year Ended 10/31,  12/19/1997(a)
                                                            --------------------     to
                                                             2000        1999    10/31/1998
 Per Share Operating Performance (Class C Shares)
 Net asset value, beginning of period                       $9.22       $9.65       $10.00
                                                            ================================
 Investment operations
   Net investment income                                      .67(b)      .78(b)       .39
   Net realized and unrealized loss on investments and
 foreign currency related transactions                       (.56)       (.25)        (.36)
                                                            --------------------------------
     Total from investment operations                         .11         .53          .03
                                                            --------------------------------
 Distributions to shareholders from:
   Net investment income                                     (.87)       (.78)        (.38)
   Net realized gain                                           -         (.18)           -
                                                            --------------------------------
     Total distributions                                     (.87)       (.96)        (.38)
                                                            --------------------------------
 Net asset value, end of period                             $8.46       $9.22        $9.65
                                                            ================================

 Total Return(c)                                              .87%       5.50%         .24%(d)

 Ratios to Average Net Assets
   Expenses, including waiver and expense reductions(e)      1.76%       1.56%        1.28%(d)
   Expenses, excluding waiver and expense reductions         2.80%       2.51%        1.93%(d)
   Net investment income                                     7.37%       8.16%        6.62%(d)



                                           Year Ended 10/31,      12/18/1997(f)
-------------------------------------------------------------         to
 Supplemental Data for All Classes:        2000          1999      10/31/1998
--------------------------------------------------------------------------------
   Net assets, end of period (000)      $11,315       $11,712       $10,134
   Portfolio turnover rate               104.02%        74.80%       159.14%
--------------------------------------------------------------------------------

(a)  Commencement of offering of class shares.

(b)  Calculated using average shares outstanding during the year.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d)  Not annualized.

(e)  The ratio includes expenses paid through an expense offset arrangement.

(f)  Commencement of operations.


                       See Notes to Financial Statements.

Financial Highlights
ALPHA SERIES



                                                               Year Ended 10/31,   12/29/1997(a)
----------------------------------------------------------------------------------     to
                                                                2000       1999    10/31/1998
 Per Share Operating Performance (Class A Shares)
 Net asset value, beginning of period                         $15.21     $12.91    $13.52
                                                              =============================
 Investment operations
   Net investment income (loss)(b)                              (.03)       .07      (.03)
   Net realized and unrealized gain (loss) on investments       2.60       2.23      (.58)
                                                              -----------------------------
     Total from investment operations                           2.57       2.30      (.61)
                                                              -----------------------------

 Distributions to shareholders from:
   Net investment income                                        (.21)         -         -
   Net realized gain                                            (.11)         -         -
                                                              -----------------------------
     Total distributions                                        (.32)         -        -
                                                              -----------------------------
 Net asset value, end of period                               $17.46     $15.21    $12.91
                                                              =============================

 Total Return(c)                                               17.10%     17.82%    (4.51)%(d)

 Ratios to Average Net Assets
   Expenses, including waiver and expense reductions(e)          .40%       .33%      .21%(d)
   Expenses, excluding waiver and expense reductions            1.33%       .83%      .63%(d)
   Net investment income (loss)                                 (.16)%      .15%(.18)%(d)



                                                               Year Ended 10/31,  12/29/1997(a)
                                                              --------------------     to
                                                                2000       1999    10/31/1998
 Per Share Operating Performance (Class B Shares)
 Net asset value, beginning of period                         $15.05     $12.85     $13.52
                                                              ==============================
 Investment operations
   Net investment loss(b)                                       (.13)      (.03)      (.11)
   Net realized and unrealized gain (loss) on investments       2.58       2.23       (.56)
                                                              ------------------------------
     Total from investment operations                           2.45       2.20       (.67)
                                                              ------------------------------

 Distributions to shareholders from:
   Net investment income                                        (.12)        -           -
   Net realized gain                                            (.11)        -           -
                                                              ------------------------------
     Total distributions                                       (0.23)        -           -
                                                              ------------------------------
 Net asset value, end of period                               $17.27     $15.05     $12.85
                                                              ==============================

 Total Return(c)                                               16.40%     17.12%     (4.96)%(d)

 Ratios to Average Net Assets
   Expenses, including waiver and expense reductions(e)         1.00%      1.00%       .83%(d)
   Expenses, excluding waiver and expense reductions            1.93%      1.50%      1.26%(d)
   Net investment loss                                          (.75)%     (.83)%     (.81)%(d)


                       See Notes to Financial Statements.

ALPHA SERIES



                                                               Year Ended 10/31,   12/29/1997(a)
                                                              --------------------     to
                                                                2000       1999    10/31/1998
 Per Share Operating Performance (Class C Shares)
 Net asset value, beginning of period                         $15.04     $12.86     $13.52
                                                              ===============================
 Investment operations
   Net investment loss(b)                                       (.12)      (.04)      (.11)
   Net realized and unrealized gain (loss) on investments       2.56       2.22       (.55)
                                                              -------------------------------
     Total from investment operations                           2.44       2.18       (.66)
                                                              -------------------------------

 Distributions to shareholders from:
   Net investment income                                        (.12)         -          -
   Net realized gain                                            (.11)         -          -
                                                              -------------------------------
     Total distributions                                        (.23)         -          -
                                                              -------------------------------
 Net asset value, end of period                               $17.25     $15.04     $12.86
                                                              ===============================

 Total Return(c)                                               16.34%     16.95%     (4.88)%(d)

 Ratios to Average Net Assets
   Expenses, including waiver and expense reductions(e)         1.00%      1.00%       .82%(d)
   Expenses, excluding waiver and expense reductions            1.93%      1.50%      1.24%(d)
   Net investment loss                                          (.70)%     (.84)%     (.82)%(d)



                                           Year Ended 10/31,     12/29/1997(f)
---------------------------------------------------------------       to
 Supplemental Data for All Classes:        2000          1999    10/31/1998
--------------------------------------------------------------------------------
   Net assets, end of period (000)     $211,929      $162,120      $106,279
   Portfolio turnover rate                 1.54%         1.67%         0.01%
--------------------------------------------------------------------------------

(a)  Commencement of offering of class shares.

(b)  Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d)  Not annualized.

(e)  The ratio includes expenses paid through an expense offset arrangement.

(f)  Commencement of operations.


                       See Notes to Financial Statements.

Notes to Financial Statements



1.  Organization

Lord Abbett Securities Trust (the "Trust") is an open-end management investment company, organized as a Delaware business trust. The Trust currently con sists of six portfolios ("Series"). This report covers the following four Series: Lord Abbett Growth & Income Series ("Growth & Income Series"), Lord Abbett International Series ("International Series"), Lord Abbett World Bond-Debenture Series ("World Bond-Debenture Series") and Lord Abbett Alpha Series ("Alpha Series"). The Alpha Series invests in other funds ("Underlying Funds") managed by Lord, Abbett & Co.
("Lord Abbett"). Each Series is diversified under the Investment Company Act of 1940 (the "Act"). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.  Significant Accounting Practices

(a) Investment Valuation-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and ask prices on such exchange, or, in the case of bonds, in the over-the-counter market if, in the judgement of the Company's officers, that market more accurately reflects the market value of the bonds. Securities traded only in the over-the-counter market are valued at the mean between the latest bid and ask prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

(b) Security Transactions and Investment Income-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) Federal Taxes-It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable net investment income and capital gains to their shareholders. Therefore, no federal income tax provision is required.

(d) Deferred Organization Expenses-Organization expenses are amortized evenly over a period of five years.

(e) Expenses-Expenses incurred by the Trust that do not specifically relate to an individual Series' are allocated to the Series on a pro rata basis. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) Foreign Transactions-Transactions denominated in foreign currencies are recorded in the Trust's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates.

(g) Forward Foreign Currency Exchange Contracts-The International Series and World Bond-Debenture Series may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates or market values and any unrealized gain or loss is included in net unrealized appreciation or depreciation of investments and foreign currency holdings. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in net realized gain or loss on foreign currency related transactions.

(h) Lord Abbett Securities Trust will adopt the provisions of the AICPAAudit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Trust will begin amortizing premiums and discounts on debt securities effective November 1, 2000. Prior to this date, the Trust did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets to the World Bond-Debenture Series and International Series, but will result in immaterial adjustments to cost of securities and corresponding adjustments to net unrealized appreciation, based on securities held as of October 31, 2000.

3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios. The management fee is based on average daily net assets at the following annual rates.


                                          Management Fee           Waiver
--------------------------------------------------------------------------------
Growth & Income Series                             .75%(1)             -
International Series                               .75%                -
World Bond-Debenture Series                        .75%             .75%
Alpha Series                                       .50%             .50%

(1) The management fee for Growth & Income Series is based on average daily net assets at the following annual rates:



--------------------------------------------------------------------------------
First $200 million               . 75%
Next $300 million                . 65%
Over $500 million                . 50%

For the year  ended  October  31,  2000,  Lord  Abbett  voluntarily  waived  its management fees for the World Bond-Debenture Series and Alpha Series. Lord Abbett has entered into a sub-advisory agreement with Fuji-Lord Abbett International, Ltd. (the "sub-adviser"). Lord Abbett is a minority owner of the sub-adviser. The sub-adviser furnishes investment advisory services in connection with the management of the International Series. Lord Abbett pays for the cost of the sub-advisers services. Effective December 18, 2000, Lord Abbett will be withdrawing it's 25% ownership stake in the sub-advisor. Lord Abbett has held a 25% ownership stake since September 1998.

12b-1 Plans

Each of the Series has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:


Fee                        Class A(1)  Class B         Class C       Class P(4)
--------------------------------------------------------------------------------
Service                       .25%        .25%       up to .25%(2)      .20%
Distribution                  .10%        .75%       up to .75%(2)      .25%
Quarterly service fee           -           -        up to .25%(3)        -
Quarterly distribution fee      -           -        up to .75%(3)        -

(1) In addition, each Series pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a one-year period.

(2) Paid at the time such shares are sold, which is generally amortized over a one-year period.

(3) Paid at each quarter-end after the first anniversary of the sale of such shares. (4) International Series only.


The Alpha Series has entered into a Servicing Arrangement with the Underlying Funds pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fee, distribution and service fees) of the Alpha Series in proportion to the average daily value of shares owned by the Alpha Series. Other expenses of International Series include $235,768 accrued pursuant to this Servicing Arrangement.

Commissions

Distributor received the following commissions on sales of shares of the Trust after concessions were paid to authorized distributors:

                                                 Year Ended October 31, 2000
--------------------------------------------------------------------------------
                                 Distributor                          Dealer
                                 Commissions                     Concessions
--------------------------------------------------------------------------------
Growth & Income Series              $152,818                        $808,834
International Series                 165,854                         914,822
World Bond-Debenture Series            3,966                          20,052
Alpha Series                         121,353                         696,338

4.  DISTRIBUTIONS

Dividends from net investment income, if any, are declared and paid semi-annually for Growth & Income Series, annually for International and Alpha Series, and monthly for World Bond-Debenture Series. Taxable net realized gains from securities transactions, reduced by capital loss carry-forwards, if any, are distributed to shareholders annually. The capital loss carryforward amount is available to offset future net capital gains.
At October 31, 2000, the capital loss carryforwards along with the related expiration dates are as follows:


                                     2006        2007        2008         Total
--------------------------------------------------------------------------------
World Bond-Debenture Series      $450,150    $424,136    $442,486    $1,316,772

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) are as follows:

                                                     Year Ended October 31, 2000
                              --------------------------------------------------
                                   Purchases                              Sales
                              --------------------------------------------------
Growth & Income Series          $165,472,083                       $150,264,678
International Series             135,505,867                         93,343,379
World Bond-Debenture Series       11,472,712                         11,888,881
Alpha Series                      31,623,683                          3,189,000

As of October 31, 2000, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes are as follows:

                                                                                         Net
                                                   Gross              Gross       Unrealized
                                               Unrealized        Unrealized     Appreciation
                                Tax Cost     Appreciation      Depreciation   (Depreciation)
                            -----------------------------------------------------------------
Growth & Income Series         $179,961,924     $84,592,004      $ (2,469,537)    $82,122,467
International Series            256,120,422      70,100,555       (53,688,271)     16,412,284
World Bond-Debenture Series      11,630,748         245,219        (1,051,930)       (806,711)
Alpha Series                    190,432,774      20,802,481                  -     20,802,481

The cost of investments for federal income tax purposes differs from that used for financial reporting purposes. These differences are due to differing treatments for items such as deferral of wash sales.

World Bond-Debenture Series had the following forward foreign currency contract outstanding at October 31, 2000:


                                                            Value at
                                                        Settlement Date
                                   Settlement  ---------------------------------     Current   Unrealized
Currency           Type                 Date   Local Currency      U.S. Dollars      Value  Appreciation
----------------------------------------------------------------------------------------------------------
Euro               Sell           12/11/2000          500,000          $486,250    $425,195      $61,055


6.  CERTAIN RECLASSIFICATIONS

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are either considered temporary or permanent in nature. Permanent items identified during the year ended October 31, 2000, have been reclassified among the components of net assets based on their tax basis treatment as follows:

                                Undistributed Net
                                Investment Income
                                (Distributions in
                                    Undistributed
                                   Excess of) Net        Net Realized
                                Investment Income         Gain and Loss          Paid-In Capital
                               Increase (Decrease)   Increase (Decrease)      Increase (Decrease)
-------------------------------------------------------------------------------------------------
Growth & Income Series                $    82,808            $  (82,821)               $     13
International Series                    1,608,746              (744,337)               (864,409)
World Bond-Debenture Series                80,729               126,002                (206,731)
Alpha Series                            3,681,050            (3,681,050)                      -



7.  TRUSTEES' REMUNERATION

The Trustees associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. The outside Trustees may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Trust or other funds within the Lord Abbett Family of Funds. The cost of such fees and earnings accrued thereon is included in Trustees fee expense. Deferred fees and related accrued earnings are not deductible for Federal income tax purposes until such amounts are paid.

8.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in Series with multiple classes (both shares and dollars) are as follows:

GROWTH & INCOME SERIES

                                                               Year Ended October 31, 2000    Year Ended October 31, 1999
-------------------------------------------------------------------------------------------------------------------------
Class A Shares                                                       Shares         Amount          Shares         Amount
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                                       4,009,634   $ 43,048,165       2,628,331   $ 27,027,631
Reinvestment of dividends and distributions                         455,277      4,957,960         301,078      2,760,885
Shares reacquired                                                (2,060,366)   (22,224,615)     (1,497,971)   (15,141,616)
-------------------------------------------------------------------------------------------------------------------------
Increase                                                          2,404,545   $ 25,781,510       1,431,438   $ 14,646,900
-------------------------------------------------------------------------------------------------------------------------

Class B Shares
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         864,069   $  9,271,592         646,865   $  6,690,769
Reinvestment of dividends and distributions                          45,110        489,894          13,395        123,096
Shares reacquired                                                  (279,003)    (2,976,775)       (135,302)    (1,390,159)
-------------------------------------------------------------------------------------------------------------------------
Increase                                                            630,176   $  6,784,711         524,958   $  5,423,706
-------------------------------------------------------------------------------------------------------------------------


Class C Shares
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                                       1,425,293   $ 15,138,178       1,020,638   $ 10,475,408
Reinvestment of dividends and distributions                         480,261      5,196,428         339,411      3,112,399
Shares reacquired                                                (1,698,890)   (18,087,866)     (1,493,299)   (15,235,665)
-------------------------------------------------------------------------------------------------------------------------
Increase (Decrease)                                                 206,664   $  2,246,740        (133,250)  $ (1,647,858)
-------------------------------------------------------------------------------------------------------------------------


30


Notes to Financial Statements (continued)

INTERNATIONAL SERIES

                                                               Year Ended October 31, 2000    Year Ended October 31, 1999
-------------------------------------------------------------------------------------------------------------------------
Class A Shares                                                       Shares         Amount          Shares         Amount
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                                       8,755,316   $140,790,208       4,846,083   $ 66,870,262
Reinvestment of dividends and distributions                         475,436      6,451,673          56,456        717,663
Shares reacquired                                                (7,422,573)  (118,851,668)     (3,845,434)   (53,707,844)
-------------------------------------------------------------------------------------------------------------------------
Increase                                                          1,808,179   $ 28,390,213       1,057,105   $ 13,880,081
-------------------------------------------------------------------------------------------------------------------------

Class B Shares
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         874,319   $ 14,478,773         727,191   $  9,645,998
Reinvestment of dividends and distributions                          97,062      1,307,432           3,886         51,717
Shares reacquired                                                  (323,873)    (5,046,301)       (360,473)    (4,824,986)
-------------------------------------------------------------------------------------------------------------------------
Increase                                                            647,508   $ 10,739,904         370,604   $  4,872,729
-------------------------------------------------------------------------------------------------------------------------

Class C Shares
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         890,564   $ 14,132,703       3,886,561   $ 52,956,781
Reinvestment of dividends and distributions                          85,648      1,153,674           3,396         45,553
Shares reacquired                                                  (655,061)   (10,219,438)     (3,541,853)   (48,775,206)
-------------------------------------------------------------------------------------------------------------------------
Increase                                                            321,151   $  5,066,939         348,104   $  4,227,128
-------------------------------------------------------------------------------------------------------------------------

Class P Shares
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                                               4   $         63              86     $    1,127
Reinvestment of dividends and distributions                               6             85                -             -
Shares reacquired                                                          -              -               -             -
-------------------------------------------------------------------------------------------------------------------------
Increase                                                                 10   $        148              86     $    1,127
-------------------------------------------------------------------------------------------------------------------------


Class Y Shares
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         599,500   $ 10,398,182       1,185,525   $ 15,796,025
Reinvestment of dividends and distributions                         314,305      4,287,118          27,395        351,560
Shares reacquired                                                   (80,747)    (1,297,006)        (29,754)      (423,885)
-------------------------------------------------------------------------------------------------------------------------
Increase                                                            833,058   $ 13,388,294       1,183,166   $ 15,723,700
-------------------------------------------------------------------------------------------------------------------------


WORLD BOND-DEBENTURE Series
-------------------------------------------------------------------------------------------------------------------------
Class A Shares
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         147,778   $  1,350,305         288,744   $  2,819,452
Reinvestment of dividends and distributions                          65,271        596,773          66,196        637,644
Shares reacquired                                                  (209,062)    (1,924,599)       (206,397)    (1,984,856)
-------------------------------------------------------------------------------------------------------------------------
Increase                                                              3,987   $     22,479         148,543   $  1,472,240
-------------------------------------------------------------------------------------------------------------------------


Class B Shares
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                                          77,813   $    698,885         104,575   $  1,012,874
Reinvestment of dividends and distributions                          10,790         98,480           9,010         86,541
Shares reacquired                                                   (54,748)      (497,754)        (37,348)      (358,336)
-------------------------------------------------------------------------------------------------------------------------
Increase                                                             33,855   $    299,611          76,237    $   741,079
-------------------------------------------------------------------------------------------------------------------------


Class C Shares
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                                          53,178   $    488,424          52,904    $   514,071
Reinvestment of dividends and distributions                          12,748        116,559          13,577        130,731
Shares reacquired                                                   (35,266)      (326,339)        (73,535)      (704,963)
-------------------------------------------------------------------------------------------------------------------------
Increase (Decrease)                                                  30,660   $    278,644          (7,054)   $   (60,161)
-------------------------------------------------------------------------------------------------------------------------


                                                                             31


Notes to Financial Statements (continued)

ALPHA Series

                                                               Year Ended October 31, 2000    Year Ended October 31, 1999
-------------------------------------------------------------------------------------------------------------------------
Class A Shares                                                       Shares         Amount          Shares         Amount
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                                       1,717,103   $ 31,045,528       2,317,161   $ 33,875,154
Reinvestment of dividends and distributions                          96,126      1,523,600                -             -
Shares reacquired                                                (1,219,114)   (21,520,665)     (1,216,119)   (18,000,823)
-------------------------------------------------------------------------------------------------------------------------
Increase                                                            594,115   $ 11,048,463       1,101,042   $ 15,874,331
-------------------------------------------------------------------------------------------------------------------------


Class B Shares
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                                       1,091,822   $ 19,473,681       1,436,209   $ 20,914,895
Reinvestment of dividends and distributions                          48,581        765,646                -             -
Shares reacquired                                                  (544,684)    (9,596,596)       (776,830)   (11,344,308)
-------------------------------------------------------------------------------------------------------------------------
Increase                                                            595,719   $ 10,642,731         659,379   $  9,570,587
-------------------------------------------------------------------------------------------------------------------------


Class C Shares
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         820,875   $ 14,459,183       1,409,046   $ 20,553,519
Reinvestment of dividends and distributions                          31,244        492,091                -             -
Shares reacquired                                                  (549,087)    (9,573,748)       (698,835)   (10,322,485)
-------------------------------------------------------------------------------------------------------------------------
Increase                                                            303,032   $  5,377,526         710,211   $ 10,231,034
-------------------------------------------------------------------------------------------------------------------------

9.  EXPENSE REDUCTION

The Trust has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Trust's expenses.


10. LINE OF CREDIT

The Growth & Income Series and International Series, respectively with certain other funds managed by Lord Abbett, have available a $200,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility was at an annual rate of 0.06% during the year. Effective December 17, 1999, this fee was increased to 0.09% per annum. There were no loans outstanding pursuant to this Facility at October 31, 2000, nor was the Facility utilized at any time during the year.

Independent Auditors' Reports


The Board of Trustees and Shareholders,
Lord Abbett Securities Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Securities Trust-Growth & Income Series, International Series, World Bond-Debenture Series and Alpha Series, as of October 31, 2000, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsi bility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Securities Trust-Growth & Income Series, International Series, World Bond-Debenture Series and Alpha Series as of October 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.




/s/ Deloitte & Touche LLP
New York, New York
December 20, 2000

                           Investing in the
         Lord Abbett
                       Family of Funds


GROWTH FUNDS                 GROWTH &                   INCOME FUNDS           TAX-FREE          MONEY
                             INCOME FUNDS                                      INCOME FUNDS      MARKET FUND
Alpha Series(1)              Affiliated Fund            Bond-Debenture Fund    o California      U.S. Government
Global Fund                                                                    o Connecticut     Securities Money
                             Balanced Series(2)         High Yield Fund        o Florida         Market Fund(3)(4)
Equity Series                                                                  o Georgia
                             Growth & Income Series     Global Fund--          o Hawaii
Growth                                                  Income Series          o Michigan
Opportunities                Research Fund --                                  o Minnesota
Fund                         Large-Cap Series           U.S. Government        o Missouri
                                                        Securities Series(3)   o National
International Series                                                           o New Jersey
                                                        Limited Duration U.S.  o New York
Large-Cap Growth Fund                                   Government Securities  o Pennsylvania
                                                        Series(3)              o Texas
Mid-Cap Value Fund                                                             o Washington
                                                        World Bond-
Research Fund                                           Debenture Series
Small-Cap Value Series


Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe that your investment professional provides value in helping you identify and understand your investment objectives and, ultimately, offering fund recommendations suitable for your individual needs.

For more complete information about any Lord Abbett Fund, including risks, charges and ongoing expenses, call your investment professional or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

Numbers to Keep Handy
For Shareholder Account or Statement Inquiries: 800-821-5129
For Literature Only: 800-874-3733
24-Hour Automated Shareholder Service Line: 800-865-7582
Visit Our Website: www.lordabbett.com



(1) Lord Abbett Securities Trust - Alpha Series is a "fund of funds" investing in shares of Lord Abbett Developing Growth Fund, Lord Abbett Research Fund - Small-Cap Value Series and Lord Abbett Securities Trust - International Series.

(2) Lord Abbett Investment Trust - Balanced Series is a "fund of funds" investing in shares of certain other Lord Abbett Funds.

(3) An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

(4) An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain, and has maintained, its stable $1.00 price per share.


[LOGO]




                                                                    PRSRT STD
                                                                   U.S. POSTAGE
                                                                            PAID
                                                                  NEW YORK, NY
                                                                 PERMIT NO. 2405

Lord Abbett Mutual Fund shares are distributed by:
Lord Abbett Distributor LLC
-----------------------------------------------------
90 Hudson Street o Jersey City, New Jersey 07302-3973

                                                                      LST-2-1000
                                                                         (12/00)

Lord Abbett            Micro-Cap Value Fund
                       Micro-Cap Growth Fund

                                                              2000 Annual report


[LOGO]

                          Schedule of Investments
                          Micro-Cap Value Fund October 31, 2000

                          Investments                          Shares                Value

Common Stocks 91.37%
------------------------------------------------------------------------------------------
Aerospace/Defense         AAR Corp.                            1,900            $   22,681
3.09%                     Doncasters plc ADR*                  1,200                21,600
                          Kaman Corp. Class A                  1,300                18,850
                                                                                ----------
                          Total                                                     63,131
------------------------------------------------------------------------------------------
Air Transportation
4.22%                     Offshore Logistics, Inc.*            5,000                86,249
------------------------------------------------------------------------------------------
Apparel 1.57%             Phillips-Van Heusen Corp.            2,700                32,063
------------------------------------------------------------------------------------------
Auto Trucks &
Parts 1.21%               Oshkosh Truck Corp.                    600                24,675
------------------------------------------------------------------------------------------
Banks: Regional
2.22%                     East-West Bancorp., Inc.             2,400                45,449
------------------------------------------------------------------------------------------
Building Materials        LSI Industries, Inc.*                1,400                26,250
2.46%                     U.S. Concrete, Inc.*                 3,700                24,050
                                                                                ----------
                          Total                                                     50,300
------------------------------------------------------------------------------------------
Business Services
1.19%                     SFBC International, Inc.*            3,200                24,400
------------------------------------------------------------------------------------------
Computer Hardware
0.00%                     OpticNet, Inc.*                        300                    24
------------------------------------------------------------------------------------------
Computer Software         Datastream Systems, Inc.*            2,200                26,950
2.14%                     NYFIX, Inc.*                           425                16,788
                                                                                ----------
                          Total                                                     43,738
------------------------------------------------------------------------------------------
Consumer Electronics
1.01%                     Good Guys, Inc.*                     3,500                20,563
------------------------------------------------------------------------------------------
Consumer Products
1.22%                     Koala Corp.*                         2,500                25,000
------------------------------------------------------------------------------------------
Containers 1.44%          Ivex Packaging Corp.*                3,000                29,438
------------------------------------------------------------------------------------------
Data Processing
Equipment &
Computers 1.93%           Micros Systems, Inc.*                2,000                39,500
------------------------------------------------------------------------------------------
Diversified Material
Process 1.03%             Lydall, Inc.*                        2,000                21,125
------------------------------------------------------------------------------------------
Drugs 1.48%               Elite Pharmaceuticals, Inc.*         3,100                30,22
------------------------------------------------------------------------------------------
Electric: Equipment/
Component 1.32%           Woodward Governor Co.                  600                26,869
------------------------------------------------------------------------------------------
Electrical Equipment
1.18%                     Powell Industries, Inc.*             2,200                24,063
------------------------------------------------------------------------------------------
Electronics 9.28%         BEI Technologies, Inc.                 600                21,375
                          Bel Fuse, Inc. Class A*              1,000                42,687
                          Merrimac Industries, Inc.*           1,800                31,500
                          Rogers Corp.*                        2,200                78,649
                          SBS Technologies, Inc.*                600                15,450
                                                                                ----------
                          Total                                                    189,661
------------------------------------------------------------------------------------------
Electronics:
Semiconductor
1.49%                     Parlex Corp.*                        1,900                30,400
------------------------------------------------------------------------------------------
Energy Equipment &        Friede Goldman Halter, Inc.*         3,000                17,250
Services 2.91%            Horizon Offshore, Inc.*              1,500                20,625
                          Trico Marine Services, Inc.*         1,300                21,613
                                                                                ----------
                          Total                                                     59,488
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                          Investments                     Shares                     Value
------------------------------------------------------------------------------------------
Engineer/Control
Services 5.40%            Michael Baker Corp.*                13,700            $  110,455
------------------------------------------------------------------------------------------
Financial:                Financial Federal Corp.*             2,100                44,494
Miscellaneous 5.62%       Interpool, Inc.                      2,500                32,188
                          Medallion Financial Corp.              900                13,838
                          MicroFinancial, Inc.                 2,400                24,300
                                                                                ----------
                          Total                                                    114,820
------------------------------------------------------------------------------------------
Health Care Products      ICU Medical, Inc.*                   1,000                25,000
3.85%                     Meridian Diagnostics, Inc.           4,200                31,500
                          Spacelabs Medical, Inc.*             2,100                22,313
                                                                                ----------
                          Total                                                     78,813
------------------------------------------------------------------------------------------
Health Care Services      American Dental
1.17%                     Partners, Inc.*                      4,000                24,000
------------------------------------------------------------------------------------------
Industrial Products
1.97%                     Sun Hydraulics, Inc.                 5,500                40,218
------------------------------------------------------------------------------------------
Machinery:                Cascade Corp.                        1,100                17,463
Industrial Specialty      Robbins & Myers, Inc.*               1,200                29,025
4.65%                     Tennant Co.                            600                26,100
                          Twin Disc, Inc.*                     1,400                22,575
                                                                                ----------
                          Total                                                     95,163
------------------------------------------------------------------------------------------
Machinery: Oil Well       Lufkin Industries, Inc.              1,200                21,600
Equipment 2.61%           Universal Compression
Holdings, Inc.*           1,100                               31,763
                                                                                ----------
                          Total                                                     53,363
------------------------------------------------------------------------------------------
Media 1.58%               Acme Communications, Inc.*           3,300                20,213
                          VDI MultiMedia*                      2,700                12,150
                                                                                ----------
                          Total                                                     32,363
------------------------------------------------------------------------------------------
Metal Fabricating         Chase Industries, Inc.*              3,000                19,500
3.93%                     NN, Inc.                             2,600                21,938
                          ROHN Industries, Inc.*               8,400                38,850
                                                                                ----------
                          Total                                                     80,288
------------------------------------------------------------------------------------------
Non-Ferrous Metals        RTI International
0.92%                     Metals, Inc.*                        1,300                18,850
------------------------------------------------------------------------------------------
Office Furniture &
Business Equipment
0.70%                     Falcon Products, Inc.                1,800                14,400
------------------------------------------------------------------------------------------
Oil: Crude Producers      Basin Exploration, Inc.*             2,200                43,588
3.22%                     Mallon Resources Corp.*              4,000                22,250
                                                                                ----------
                          Total                                                     65,838
------------------------------------------------------------------------------------------
Plastics 2.33%            Myers Industries, Inc.*              1,540                20,405
                          Summa Industries, Inc.*              2,500                27,188
                                                                                ----------
                          Total                                                     47,593
------------------------------------------------------------------------------------------
Publishing 0.96%          IDG Books Worldwide,
                          Inc. Class A*                        2,200                19,525
------------------------------------------------------------------------------------------
Real Estate/REITS
1.03%                     Agree Realty Corp.                   1,500                21,094
------------------------------------------------------------------------------------------
Restaurants 2.06%         Buca, Inc.*                          2,700                42,187
------------------------------------------------------------------------------------------
Retail 1.07%              Musicland Stores Corp.*              2,700                21,938
------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

                          Schedule of Investments (continued)
                          Micro-Cap Value Fund October 31, 2000

                          Investments                          Shares                Value
------------------------------------------------------------------------------------------
Retail: Specialty
1.60%                     Coldwater Creek, Inc.*               1,100            $   32,655
------------------------------------------------------------------------------------------
Specialty Materials
1.76%                     Carbo Ceramics, Inc.                 1,200                35,924
------------------------------------------------------------------------------------------
Truckers 2.55%            Covenant Transport, Inc.
                          Class A*                             2,300                20,844
                          Heartland Express, Inc.*             1,800                31,274
                                                                                ----------
                          Total                                                     52,118
------------------------------------------------------------------------------------------
                          Total Common Stocks
                          (Cost $1,564,738)                                      1,867,966
------------------------------------------------------------------------------------------


                                                          Principal
                          Investments                     Amount                    Value
------------------------------------------------------------------------------------------
Short-Term Investments 7.48%
------------------------------------------------------------------------------------------
                          Freddie Mac
                          Discount Note
                          6.45% due 11/1/2000
                          (Cost $153,000)                 $  153,000            $  153,000
                          Total Investments 98.85%
                          (Cost $1,717,738)                                     $2,020,966
------------------------------------------------------------------------------------------

                          Schedule of Investments
                          Micro-Cap Growth Fund October 31, 2000

                          Investments                     Shares                     Value
------------------------------------------------------------------------------------------
Common Stocks 92.77%
------------------------------------------------------------------------------------------
Apparel 6.98%             McNaughton Apparel
                          Group, Inc.*                         3,900            $   53,624
                          Saucony, Inc. Class B*               3,500                37,844
                          Steve Madden Ltd.*                   3,800                36,219
                          Tag-It Pacific, Inc.*                5,300                23,519
                                                                                ----------
                          Total                                                    151,206
------------------------------------------------------------------------------------------
Biotechnology             Corvas International, Inc.*          2,700                57,375
Research Products         Cryolife, Inc.*                      2,000                79,624
9.20%                     Interpore International, Inc.*       6,700                36,013
                          Trega Biosciences, Inc.*            12,800                26,400
                                                                                ----------
                          Total                                                    199,412
------------------------------------------------------------------------------------------
Business Services         A Consulting Team, Inc.*             3,600                16,875
14.43%                    APAC Customer
                          Services, Inc.*                      7,000                37,625
                          Aegis Communications
                          Group, Inc.*                        50,000                40,625
                          First Consulting Group,
                          Inc. ADR*                            7,600                50,825
                          Headhunter.Net, Inc.*                6,100                54,900
                          MDC Corp., Inc.
                          Class A*                             4,600                41,975
                          Provant, Inc.*                       6,700                43,760
                          RemedyTemp, Inc. Class A*            1,700                14,663
                          United Shipping &
                          Technology, Inc.*                    3,300                11,550
                                                                                ----------
                          Total                                                    312,798
------------------------------------------------------------------------------------------
Capital Goods 2.54%       Flow International Corp.*            4,400                55,000
------------------------------------------------------------------------------------------
Computer Service
1.41%                     Interactive Objects, Inc.*          16,000                30,501
------------------------------------------------------------------------------------------
Computer Software         Interplay Enterainment Corp.*        8,000                29,000
5.56%                     Scientific Learning Corp.*           4,000                22,375

                          Investments                     Shares                     Value
------------------------------------------------------------------------------------------
                          Segue Software, Inc.*                1,300            $    8,450
                          SkillSoft Corp.*                     1,000                18,000
                          SPSS, Inc.*                          1,900                42,750
                                                                                ----------
                          Total                                                    120,575
------------------------------------------------------------------------------------------
Computer Technology
1.04%                     Rimage Corp.*                        2,250                22,500
------------------------------------------------------------------------------------------
Consumer                  Advanced Marketing
Discretionary 1.49%       Services, Inc.                       1,800                32,400
------------------------------------------------------------------------------------------
Consumer Products         Cuisine Solutions, Inc.*            38,500                42,111
3.98%                     Educational Development
                          Corp.                               10,000                38,750
                          Evercel, Inc.*                         300                 5,400
                                                                                ----------
                          Total                                                     86,261
------------------------------------------------------------------------------------------
Drugs 1.52%               Akorn, Inc.*                         2,800                12,950
                          Novavax, Inc.*                       2,700                19,980
                                                                                ----------
                          Total                                                     32,930
------------------------------------------------------------------------------------------
Education Services
1.94%                     ProsoftTraining.com*                 6,000                42,000
------------------------------------------------------------------------------------------
Electronics 0.90%         Metron Technology N.V.*              2,000                19,500
------------------------------------------------------------------------------------------
Electronics:              BTU International, Inc.*             2,800                33,250
Semiconductor 4.19%       Semitool, Inc.*                      4,400                57,475
                                                                                ----------
                          Total                                                     90,725
------------------------------------------------------------------------------------------
Financial Services        Actrade Financial
4.75%                     Technologies*                        2,700                63,113
                          Online Resources &
Communications Corp.*     3,900                               16,575
                          Transmedia Network, Inc.*            9,800                23,275
                                                                                ----------
                          Total                                                    102,963
------------------------------------------------------------------------------------------
Health Care Products      ATS Medical, Inc.*                   5,800               106,212
11.67%                    Boston Biomedica, Inc.*              5,700                19,950

                       See Notes to Financial Statements
2

                          Schedule of Investments (continued)
                          Micro-Cap Growth Fund October 31, 2000


                          Investments                           Shares               Value
------------------------------------------------------------------------------------------

                          Candela Corp.*                       4,000            $   25,750
                          Colorado Medtech, Inc.*              4,800                27,000
                          Eclipse Surgical
                          Technologies*                        2,600                 3,331
                          Endocardial Solutions, Inc.*         3,500                14,219
                          Iridex Corp.*                        2,500                23,125
                          Micro Therapeutics, Inc.*            5,000                33,282
                                                                                ----------
                          Total                                                    252,869
------------------------------------------------------------------------------------------
Health Care Services      Health Risk
2.18%                     Management, Inc.*                    3,000                23,625
                          Matria Healthcare, Inc.*             5,200                10,888
                          Medcom USA, Inc.*                    8,000                12,750
                                                                                ----------
                          Total                                                     47,263
------------------------------------------------------------------------------------------
Industrial Products
1.89%                     Northwest Pipe Co. ADR*              3,900                40,950
------------------------------------------------------------------------------------------
Leisure 6.18%             Shuffle Master, Inc.*                4,000                89,750
                          Cinar Corp. Class B*                13,600                44,200
                                                                                ----------
                          Total                                                    133,950
------------------------------------------------------------------------------------------
Retail 2.70%              Wet Seal, Inc. Class A*              1,300                24,375
                          Sharper Image Corp.*                 1,800                34,200
                                                                                ----------
                          Total                                                     58,575
------------------------------------------------------------------------------------------

                          Investments                           Shares               Value
------------------------------------------------------------------------------------------
Security Services
2.44%                     Armor Holdings, Inc.*                3,400            $   52,912
------------------------------------------------------------------------------------------
Telecommunications
0.67%                     ClearWorks.Net, Inc.*                6,000                14,625
------------------------------------------------------------------------------------------
Telecommunications        Anicom, Inc.*+                       6,800                22,029
Equipment 5.11%           Gentner Communications
Corp.*                    2,000                               32,000
                          U.S. Wireless Data, Inc.*            2,625                 9,188
                          Xeta Technologies, Inc.*             4,400                47,575
                                                                                ----------
                          Total                                                    110,792
------------------------------------------------------------------------------------------
                          Total Common Stocks
                          (Cost $2,196,512)                                      2,010,707
------------------------------------------------------------------------------------------
Short-Term Investments 7.75%                              Principal Amount
------------------------------------------------------------------------------------------
                          Freddie Mac
Discount Note
6.45% due
11/1/2000
                          (Cost $168,000)                   $168,000               168,000
------------------------------------------------------------------------------------------
                          Total Investments 100.52%
                          (Cost $2,364,512)                                     $2,178,707
------------------------------------------------------------------------------------------

                          *Non-income  producing  security.
                          +Security  valued at
                          fair value - see Note 2.
                          REIT Real Estate Investment Trust.
                          ADR-American Depository Receipt.


                       See Notes to Financial Statements

 Statements of Assets and Liabilities
 October 31, 2000

                                                                                                        Micro-Cap         Micro-Cap
                                                                                                       Value Fund       Growth Fund
ASSETS:

    Investments in securities, at cost                                                                $ 1,717,738       $ 2,364,512
-----------------------------------------------------------------------------------------------------------------------------------
    Investments in securities, at value                                                               $ 2,020,966       $ 2,178,707
    Cash                                                                                                   10,066            21,566
    Receivables:
        Investment securities sold                                                                         27,328                --
    Interest & dividends                                                                                      675                --
        From advisor                                                                                        6,361             6,250
-----------------------------------------------------------------------------------------------------------------------------------
    Total assets                                                                                        2,065,396         2,206,523
-----------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES:
    Payables:
        Investment securities purchased                                                                     6,903            28,350
        Trustees' fees                                                                                        119               118
        12b-1 distribution fees                                                                             3,165             3,702
    Accrued expenses and other liabilities                                                                 10,716             6,813
-----------------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                                                      20,903            38,983
-----------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                           $ 2,044,493       $ 2,167,540
-----------------------------------------------------------------------------------------------------------------------------------

 COMPOSITION OF NET ASSETS:
 Paid-in capital                                                                                        1,403,040         1,949,740
 Undistributed net investment income                                                                       15,312             1,001
 Undistributed net realized gain from investments                                                         322,913           402,604
 Net unrealized appreciation (depreciation) on investments                                                303,228          (185,805)
-----------------------------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                           $ 2,044,493       $ 2,167,540
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets by class:
 Class A Shares                                                                                       $ 2,032,367       $ 2,159,661
 Class Y Shares                                                                                       $    12,126       $     7,879

 Outstanding shares by class:
 Class A Shares                                                                                           127,853           163,807
 Class Y Shares                                                                                           761.615           596.659

 Net asset value, offering and redemption price per share (net assets divided by outstanding shares):
 Class A Shares-Net asset value                                                                       $     15.90       $     13.18
 Class A Shares-Maximum offering price (net asset value plus sales charge  of 5.75%)                  $     16.87       $     13.98
 Class Y Shares-Net asset value                                                                       $     15.92       $     13.21
-----------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements
4

Statements of Operations
For the Year Ended October 31, 2000


                                                                                                     Micro-Cap            Micro-Cap
INVESTMENT INCOME:                                                                                   Value Fund          Growth Fund
 Dividends                                                                                           $  14,371            $     694
 Interest                                                                                                5,795                4,384
 Total investment income                                                                                20,166                5,078
-----------------------------------------------------------------------------------------------------------------------------------
 Expenses:
 Management fee                                                                                         24,354               31,528
 12b-1 distribution plan-Class A                                                                         3,165                3,702
 Professional                                                                                            8,561                8,561
 Registration                                                                                            4,308                4,308
 Reports to shareholders                                                                                 2,576                2,616
 Shareholder servicing                                                                                     618                  618
 Trustees'                                                                                                 148                  137
 Custody                                                                                                    62                   89
 Other                                                                                                   1,075                1,075
-----------------------------------------------------------------------------------------------------------------------------------
 Gross expenses                                                                                         44,867               52,634
    Management fees waived                                                                             (24,354)             (31,528)
    Expenses assumed by Lord, Abbett & Co.                                                             (17,286)             (17,315)
    Expense reductions                                                                                     (62)                 (89)
-----------------------------------------------------------------------------------------------------------------------------------
 Net expenses                                                                                            3,165                3,702
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                                                                  17,001                1,376
-----------------------------------------------------------------------------------------------------------------------------------

 Realized and unrealized gain on investments:
 Net realized gain from investment transactions                                                        322,944              403,403
 Net change in unrealized appreciation/depreciation on investments                                     283,659             (211,279)
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                                                       606,603              192,124
-----------------------------------------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting From Operations                                                $ 623,604            $ 193,500
-----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements
                                                                               5

Statements of Changes in Net Assets
Year Ended October 31, 2000

                                                                                                  Micro-Cap               Micro-Cap
INCREASE IN NET ASSETS                                                                            Value Fund            Growth Fund
Operations:
 Net investment income                                                                            $    17,001           $     1,376
 Net realized gain from investment transactions                                                       322,944               403,403
 Net change in unrealized appreciation/depreciation on investments                                    283,659              (211,279)
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from operations                                                 623,604               193,500
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income
    Class A                                                                                                --                    --
    Class Y                                                                                           (10,566)               (2,266)

 Net realized gain
    Class Y                                                                                            (8,012)             (131,886)
 Total distributions to shareholders                                                                  (18,578)             (134,152)
-----------------------------------------------------------------------------------------------------------------------------------

 Capital share transactions:
 Net proceeds from sales of shares                                                                  2,104,154             3,321,659
 Reinvestment of distributions                                                                         18,578               134,152
 Cost of shares reacquired                                                                         (1,834,818)           (2,751,198)
 Net increase in net assets resulting from capital share transactions                                 287,914               704,613
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets                                                                           892,940               763,961
-----------------------------------------------------------------------------------------------------------------------------------

 NET ASSETS:
 Beginning of year                                                                                  1,151,553             1,403,579
-----------------------------------------------------------------------------------------------------------------------------------
 End of year                                                                                      $ 2,044,493           $ 2,167,540
-----------------------------------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                              $    15,312           $     1,001
-----------------------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements
6

Statements of Changes in Net Assets

                                                                                                       12/15/98*           12/15/98*
                                                                                                    to 10/31/99          to 10/31/99

                                                                                                      Micro-Cap            Micro-Cap
INCREASE IN NET ASSETS                                                                               Value Fund          Growth Fund
Operations
 Net investment income                                                                               $    8,877           $    1,891
 Net realized gain from investment transactions                                                           7,981              131,087
 Net change in unrealized appreciation on investments                                                    19,569               25,474
 Net increase in net assets resulting from operations                                                    36,427              158,452
------------------------------------------------------------------------------------------------------------------------------------

 Capital share transactions:
 Net proceeds from sales of shares                                                                    1,115,126            1,245,127
 Net increase in net assets resulting from capital share transactions                                 1,115,126            1,245,127
------------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets                                                                           1,151,553            1,403,579
------------------------------------------------------------------------------------------------------------------------------------

 NET ASSETS:
 Beginning of period                                                                                         --                   --
------------------------------------------------------------------------------------------------------------------------------------
 End of period                                                                                       $1,151,553           $1,403,579
------------------------------------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                                 $    8,877           $    1,891
-----------------------------------------------------------------------------------------------------------------------------------

 *Commencement of operations.


                       See Notes to Financial Statements

Financial Highlights
MICRO-CAP VALUE FUND


                                                                                               5/1/00(f)
 Per Share Operating Performance (Class A Shares)                                             to 10/31/00
 Net asset value, beginning of period$13.13
 Investment operations
    Net investment income                                                                             .07(c)
    Net realized and unrealized gain on investments                                                  2.70
                                                                                             ------------
      Total from investment operations                                                               2.77
                                                                                             ------------

 Distributions to shareholders from:
    Net investment income                                                                               -
    Net realized gain                                                                                   -
                                                                                             ------------
      Total distributions                                                                               -
                                                                                             ------------
 Net asset value, end of period                                                                    $15.90
                                                                                             ------------

 Total Return(d)                                                                                    21.10%(b)

 Ratios to Average Net Assets
    Expenses, including waiver and expense reductions(e)                                              .17%(b)
    Expenses, excluding waiver and expense reductions                                                1.50%(b)
    Net investment income                                                                             .49%(b)

                                                                                               Year Ended        12/15/98(a)
 Per Share Operating Performance (Class Y Shares)                                               10/31/00       to 10/31/99
 Net asset value, beginning of period                                                              $10.75          $10.00
                                                                                               ------------    -------------
 Investment operations
    Net investment income                                                                             .14(c)          .12(c)
    Net realized and unrealized gain on investments                                                  5.19             .63
                                                                                               ------------    -------------
      Total from investment operations                                                               5.33             .75
                                                                                               ------------    -------------
 Distributions to shareholders from:
    Net investment income                                                                            (.09)              -
    Net realized gain                                                                                (.07)              -
                                                                                               ------------    -------------
      Total distributions                                                                            (.16)              -
                                                                                               ------------    -------------
 Net asset value, end of period                                                                    $15.92          $10.75
                                                                                               ------------    -------------

 Total Return(d)                                                                                    50.12%           7.60%(b)

 Ratios to Average Net Assets
    Expenses, including waiver and expense reductions(e)                                              .00%            .00%(b)
    Expenses, excluding waiver and expense reductions                                                2.50%           1.80%(b)
    Net investment income                                                                            1.15%           1.08%(b)
-----------------------------------------------------------------------------------------------------------------------------


                                                                                               Year Ended        12/15/98(a)
 Supplemental Data for All Classes:                                                              10/31/00       to 10/31/99
-----------------------------------------------------------------------------------------------------------------------------
    Net assets, end of year (000)                                                                  $2,044          $1,152
    Portfolio turnover rate                                                                         82.02%          30.38%
-----------------------------------------------------------------------------------------------------------------------------

 (a) Commencement of operations.
 (b) Not annualized.
 (c) Calculated using average shares outstanding during the period.
 (d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (e) The ratio includes expenses paid through an expense offset arrangement.
 (f) Commencement of offering of class shares.

                       See Notes to Financial Statements.
8

Financial Highlights
MICRO-CAP Growth FUND

                                                                                               5/1/00(f)
 Per Share Operating Performance (Class A Shares)                                             to 10/31/00
 Net asset value, beginning of period                                                              $16.76
                                                                                              -----------
 Investment operations
    Net investment loss                                                                              (.01)(c)
    Net realized and unrealized loss on investments                                                 (3.57)
                                                                                              -----------
      Total from investment operations                                                              (3.58)
                                                                                              -----------

 Distributions to shareholders from:
    Net investment income                                                                              -
    Net realized gain                                                                                  -
                                                                                              -----------
      Total distributions                                                                              -
                                                                                              -----------
 Net asset value, end of period                                                                    $13.18
                                                                                              -----------

 Total Return(d)                                                                                   (21.36)%(b)

 Ratios to Average Net Assets
    Expenses, including waiver and expense reductions(e)                                              .18%(b)
    Expenses, excluding waiver and expense reductions                                                1.36%(b)
    Net investment loss                                                                              (.04)%(b)


                                                                                              Year Ended         12/15/98(a)
 Per Share Operating Performance (Class Y Shares)                                                10/31/00        to 10/31/99
 Net asset value, beginning of period                                                              $12.57          $10.00
                                                                                              -----------       ----------
 Investment operations
    Net investment income                                                                             .04(c)          .02(c)
    Net realized and unrealized gain on investments                                                  1.73            2.55
                                                                                              -----------       ----------
      Total from investment operations                                                               1.77            2.57
                                                                                              -----------       ----------

 Distributions to shareholders from:
    Net investment income                                                                            (.02)              -
    Net realized gain                                                                               (1.11)              -
                                                                                              -----------       ----------
      Total distributions                                                                           (1.13)              -
                                                                                              -----------       ----------
 Net asset value, end of period                                                                    $13.21          $12.57
                                                                                              -----------       ----------

 Total Return(d)                                                                                    14.48%          25.70%(b)

 Ratios to Average Net Assets
    Expenses, including waiver and expense reductions(e)                                              .00%            .00%(b)
    Expenses, excluding waiver and expense reductions                                                2.33%           1.71%(b)
    Net investment income                                                                             .22%            .19%(b)
                                                                                              -----------       ----------


                                                                                               Year Ended        12/15/98(a)
 Supplemental Data for All Classes:                                                              10/31/00       to 10/31/99
                                                                                              -----------       ----------
    Net assets, end of year (000)                                                                  $2,168          $1,404
    Portfolio turnover rate                                                                        103.33%          41.18%
                                                                                              -----------       ----------


 (a) Commencement of operations.
 (b) Not annualized.
 (c) Calculated using average shares outstanding during the period.
 (d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (e) The ratio includes expenses paid through an expense offset arrangement.
 (f) Commencement of offering of class shares.


                       See Notes to Financial Statements.
                                                                               9

Notes to Financial Statements


1.   ORGANIZATION

Lord Abbett Securities Trust (the "Trust") is an open-end management investment company, organized as a Delaware business trust. The Trust currently consists of six portfolios (the"Funds"). This report covers the following two Funds: Lord Abbett Micro-Cap Value Fund and Lord Abbett Micro-Cap Growth Fund. The Funds are diversified under the Investment Company Act of 1940 (the "Act"). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.



2.   SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and ask prices. Over the counter securities are valued at the mean between the latest bid and ask prices as furnished by dealers who make markets in such securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Security Transactions and Investment Income-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) Federal Taxes-It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment com- panies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(d) Expenses-Expenses incurred by the Trust that do not specifically relate to an individual Fund are allocated to the Fund on a pro rata basis. Class A shareholders bear all expenses and fees relating to its 12b-1 Distribution Plan.




3.   MANAGEMENT FEES AND OTHER TRANSACTIONs WITH AFFILIATES


Management Fees

The Trust has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios. The management fee is based on average daily net assets at the following annual rates:

                                                                          Management Fee                Voluntary Waiver
------------------------------------------------------------------------------------------------------------------------
Micro-Cap Value Fund                                                               1.50%                           1.50%
Micro-Cap Growth Fund                                                              1.50%                           1.50%

For the period ended October 31, 2000, Lord Abbett voluntarily waived its management fees.

12b-1 Plans

The Trust has adopted a distribution plan (the "Plan") with respect to Class A shares pursuant to Rule 12b-1 of the Act, which provides for payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The service and distribution fees are accrued daily at an annual rate of .25% and .10%, respectively. In addition, the Funds pay a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a one-year period. Class Y does not have a distribution plan.



4.   DISTRIBUTIONS

Dividends from net investment income and distributions from net realized gain from investment transactions, if any, are declared and paid annually. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gain amounts in accordance with accounting principles generally accepted in the United States of America.

Distributions declared on November 15, 2000, and paid on November 21, 2000 to shareholders of record as of November 20, 2000 were as follows:


                                                                                    Rate                       Aggregate
                                                                               Per Share                          Amount
------------------------------------------------------------------------------------------------------------------------
Micro-Cap Value Fund
Net Investment Income - Class A                                                $  0.1373                    $     18,494
Net Investment Income - Class Y                                                   0.1702                             130
Short-Term Capital Gains - Class A                                                1.9083                         257,015
Short-Term Capital Gains - Class Y                                                1.9083                           1,453
Long-Term Capital Gains - Class A                                                 0.4758                          64,080
Long-Term Capital Gains - Class Y                                                 0.4758                             362

Micro-Cap Growth Fund
Net Investment Income - Class A                                                   0.0083                           1,421
Net Investment Income - Class Y                                                   0.0375                              22
Short-Term Capital Gains - Class A                                                1.5815                         271,054
Short-Term Capital Gains - Class Y                                                1.5815                             944
Long-Term Capital Gains - Class A                                                 0.7595                         130,162
Long-Term Capital Gains - Class Y                                                 0.7595                             453



5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) are as follows for the year ended October 31, 2000:


                                                                               Purchases                           Sales
------------------------------------------------------------------------------------------------------------------------
Micro-Cap Value Fund                                                          $1,499,166                      $1,288,237
Micro-Cap Growth Fund                                                          2,631,312                       2,094,654

As of October 31, 2000, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes were as follows:



                                                                                                                    Net
                                                                  Gross                    Gross             Unrealized
                                                             Unrealized              Unrealized            Appreciation
                                        Tax Cost            Appreciation            Depreciation          (Depreciation)
------------------------------------------------------------------------------------------------------------------------
Micro-Cap Value Fund                  $1,717,738                $370,085               $ (66,857)              $ 303,228
Micro-Cap Growth Fund                  2,364,512                 340,358                (526,163)              (185,805)


6.   TRUSTEE'S REMUNERATION

The Trustees associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. The outside Trustees may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Trust, or other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Trustees' expense on the Statement of Operations and are not deductible for Federal income tax purposes until such amounts are paid.



7.   EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce the Trust's custody expense.

8.   SUMMARY OF CAPITAL TRANSACTIONS

Transactions in Funds with multiple classes (both shares and dollars) are as follows:


Micro-Cap Value Fund
------------------------------------------------------------------------------------------------------------------------
                                                Period Ended October 31, 2000**           Period Ended October 31, 1999*
Class A Shares                                      Shares              Amount                Shares              Amount
------------------------------------------------------------------------------------------------------------------------
Shares sold                                        127,856         $ 1,702,126                     -                   -
Reinvestment of distributions                            -                   -                     -                   -
Shares reacquired                                       (3)                (50)                    -                   -
------------------------------------------------------------------------------------------------------------------------
Increase                                           127,853         $ 1,702,076                     -                   -
------------------------------------------------------------------------------------------------------------------------


Class Y Shares                                          Year Ended October 31, 2000
------------------------------------------------------------------------------------------------------------------------
Shares sold                                         35,145         $   402,028               107,076         $ 1,115,126
Reinvestment of distributions                        1,624              18,578                     -                   -
Shares reacquired                                 (143,083)         (1,834,768)                    -                   -
------------------------------------------------------------------------------------------------------------------------
Increase (Decrease)                               (106,314)        $(1,414,162)              107,076         $ 1,115,126
------------------------------------------------------------------------------------------------------------------------


Micro-Cap Growth Fund



Class A Shares                                   Period Ended October 31, 2000**
-----------------------------------------------------------------------------------------------------------------------
Shares sold                                       180,441         $ 2,834,010                     -                   -
Reinvestment of distributions                           -                   -                     -                   -
Shares reacquired                                 (16,634)           (250,065)                    -                   -
-----------------------------------------------------------------------------------------------------------------------
Increase                                          163,807         $ 2,583,945                     -                   -
-----------------------------------------------------------------------------------------------------------------------


Class Y Shares                                         Year Ended October 31, 2000
-----------------------------------------------------------------------------------------------------------------------
Shares sold                                        36,492         $   487,649               111,635          $1,245,127
Reinvestment of distributions                      10,655             134,152                     -                   -
Shares reacquired                                (158,186)         (2,501,133)                    -                   -
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease)                              (111,039)        $(1,879,332)              111,635          $1,245,127
-----------------------------------------------------------------------------------------------------------------------

 *For the period December 15, 1998 to October 31, 1999.
**For the period May 1, 2000 to October 31, 2000.

Independent Auditors' Reports


The Board of Trustees and Shareholders,
Lord Abbett Securities Trust:
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Securities Trust-Micro-Cap Value Fund and Micro-Cap Growth Fund ("The Trust") as of October 31, 2000, the related statements of operations for the year then ended and changes in net assets, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Securities Trust-Micro-Cap Value Fund and Micro-Cap Growth Fund as of October 31, 2000, the results of their operations for the year then ended, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/S/ DELOITTE & TOUCHE LLP
New York, New York
December 20, 2000

Copyright (c) by Lord Abbett Securities Trust-Micro-Cap Value Fund and Micro-Cap Growth Fund, 90 Hudson Street, Jersey City. NJ 07302-3973.
This publication, when not used for the general information of shareholders of Lord Abbett Securities Trust-Micro-Cap Value Fund and Micro-Cap Growth Fund, is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning each Series' investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U.S.A.

                                                                              13